UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04318
The American Funds Income Series
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2026
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund®
Class A
| AMUSX
for the year ended August 31, 2026
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	0.63%
Management's discussion of fund performance
The fund’s Class A shares gained 0.45% for the year ended August 31, 2026. That result compares with a 1.84% gain for the Bloomberg U.S. Government/Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-A.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025. However, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. government bonds lagged the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as investment-grade credit sectors.
Within the fund, sector allocation decisions, including an underweight to Treasury bonds in favor of other sectors such as mortgage-backed securities, were key contributors to relative results for the period as mortgage spreads tightened while government bonds came under pressure in 2026 amid surging yields that tested multi-year highs.
Conversely, duration and curve positioning negatively impacted relative returns as rates rose and the yield curve flattened. Security selection also weighed on returns at the margin over the fiscal year.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class A (with sales charge) *	(3.32) %	(1.27) %	0.73%
U.S. Government Securities Fund — Class A (without sales charge) *	0.45%	(0.51) %	1.12%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Mortgage Backed Securities Index †	1.84%	(0.41) %	0.99%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,954
Total number of portfolio holdings	1,470
Total advisory fees paid (in millions)	$ 49
Portfolio turnover rate including mortgage dollar roll transactions	209%
Portfolio turnover rate excluding mortgage dollar roll transactions	49%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-A or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the sam
e address (householding). If you would prefer that your documents not be householded, please contact Capital Gro up
at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-022-1026 © 2026 Capital Group. All rights
reserved
.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund®
Class C
| UGSCX
for the year ended August 31, 2026
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$135	1.35%
Management's discussion of fund performance
The fund’s Class C shares lost 0.29% for the year ended August 31, 2026. That result compares with a 1.84% gain for the Bloomberg U.S. Government/Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025. However, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. government bonds lagged the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as investment-grade credit sectors.
Within the fund, sector allocation decisions, including an underweight to Treasury bonds in favor of other sectors such as mortgage-backed securities, were key contributors to relative results for the period as mortgage spreads tightened while government bonds came under pressure in 2026 amid surging yields that tested multi-year highs.
Conversely, duration and curve positioning negatively impacted relative returns as rates rose and the yield curve flattened. Security selection also weighed on returns at the margin over the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class C (with sales charge) *	(1.26) %	(1.24) %	0.53%
U.S. Government Securities Fund — Class C (without sales charge) *	(0.29) %	(1.24) %	0.53%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Mortgage Backed Securities Index †	1.84%	(0.41) %	0.99%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,954
Total number of portfolio holdings	1,470
Total advisory fees paid (in millions)	$ 49
Portfolio turnover rate including mortgage dollar roll transactions	209%
Portfolio turnover rate excluding mortgage dollar roll transactions	49%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-C or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-022-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund®
Class F-1
| UGSFX
for the year ended August 31, 2026
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$68	0.68%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 0.40% for the year ended August 31, 2026. That result compares with a 1.84% gain for the Bloomberg U.S. Government/Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F1.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025. However, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. government bonds lagged the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as investment-grade credit sectors.
Within the fund, sector allocation decisions, including an underweight to Treasury bonds in favor of other sectors such as mortgage-backed securities, were key contributors to relative results for the period as mortgage spreads tightened while government bonds came under pressure in 2026 amid surging yields that tested multi-year highs.
Conversely, duration and curve positioning negatively impacted relative returns as rates rose and the yield curve flattened. Security selection also weighed on returns at the margin over the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class F-1 *	0.40%	(0.55) %	1.10%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Mortgage Backed Securities Index †	1.84%	(0.41) %	0.99%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,954
Total number of portfolio holdings	1,470
Total advisory fees paid (in millions)	$ 49
Portfolio turnover rate including mortgage dollar roll transactions	209%
Portfolio turnover rate excluding mortgage dollar roll transactions	49%
Portfolio holdings by asset type (percent of net assets)
*
Includes
derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-F1 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the
same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-022-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund®
Class F-2
| GVTFX
for the year ended August 31, 2026
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$35	0.35%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 0.73% for the year ended August 31, 2026. That result compares with a 1.84% gain for the Bloomberg U.S. Government/Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F2.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025. However, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. government bonds lagged the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as investment-grade credit sectors.
Within the fund, sector allocation decisions, including an underweight to Treasury bonds in favor of other sectors such as mortgage-backed securities, were key contributors to relative results for the period as mortgage spreads tightened while government bonds came under pressure in 2026 amid surging yields that tested multi-year highs.
Conversely, duration and curve positioning negatively impacted relative returns as rates rose and the yield curve flattened. Security selection also weighed on returns at the margin over the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class F-2 *	0.73%	(0.23) %	1.40%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Mortgage Backed Securities Index †	1.84%	(0.41) %	0.99%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,954
Total number of portfolio holdings	1,470
Total advisory fees paid (in millions)	$ 49
Portfolio turnover rate including mortgage dollar roll transactions	209%
Portfolio turnover rate excluding mortgage dollar roll transactions	49%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-F2 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-022-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund®
Class F-3
| USGFX
for the year ended August 31,
2026
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$24	0.24%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 0.93% for the year ended August 31, 2026. That result compares with a 1.84% gain for the Bloomberg U.S. Government/Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F3.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025. However, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. government bonds lagged the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as investment-grade credit sectors.
Within the fund, sector allocation decisions, including an underweight to Treasury bonds in favor of other sectors such as mortgage-backed securities, were key contributors to relative results for the period as mortgage spreads tightened while government bonds came under pressure in 2026 amid surging yields that tested multi-year highs.
Conversely, duration and curve positioning negatively impacted relative returns as rates rose and the yield curve flattened. Security selection also weighed on returns at the margin over the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
U.S. Government Securities Fund — Class F-3 2	0.93%	(0.10) %	1.73%
Bloomberg U.S. Aggregate Index 3	1.89%	(0.29) %	1.78%
Bloomberg U.S. Government/Mortgage Backed Securities Index 3	1.84%	(0.41) %	1.35%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,954
Total number of portfolio holdings	1,470
Total advisory fees paid (in millions)	$ 49
Portfolio turnover rate including mortgage dollar roll transactions	209%
Portfolio turnover rate excluding mortgage dollar roll transactions	49%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-F3 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-022-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund®
Class 529-A
| CGTAX
for the year ended August 31, 2026
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$65	0.65%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 0.44% for the year ended August 31, 2026. That result compares with a 1.84% gain for the Bloomberg U.S. Government/Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529A.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025. However, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. government bonds lagged the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as investment-grade credit sectors.
Within the fund, sector allocation decisions, including an underweight to Treasury bonds in favor of other sectors such as mortgage-backed securities, were key contributors to relative results for the period as mortgage spreads tightened while government bonds came under pressure in 2026 amid surging yields that tested multi-year highs.
Conversely, duration and curve positioning negatively impacted relative returns as rates rose and the yield curve flattened. Security selection also weighed on returns at the margin over the fiscal year.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class 529-A (with sales charge) *	(3.08) %	(1.23) %	0.74%
U.S. Government Securities Fund — Class 529-A (without sales charge) *	0.44%	(0.53) %	1.10%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Mortgage Backed Securities Index †	1.84%	(0.41) %	0.99%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,954
Total number of portfolio holdings	1,470
Total advisory fees paid (in millions)	$ 49
Portfolio turnover rate including mortgage dollar roll transactions	209%
Portfolio turnover rate excluding mortgage dollar roll transactions	49%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-529A or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-022-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund®
Class 529-C
| CGTCX
for the year ended August 31, 2026
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$142	1.42%
Management's discussion of fund performance
The fund’s Class 529-C shares lost 0.28% for the year ended August 31, 2026. That result compares with a 1.84% gain for the Bloomberg U.S. Government/Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529C.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025. However, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. government bonds lagged the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as investment-grade credit sectors.
Within the fund, sector allocation decisions, including an underweight to Treasury bonds in favor of other sectors such as mortgage-backed securities, were key contributors to relative results for the period as mortgage spreads tightened while government bonds came under pressure in 2026 amid surging yields that tested multi-year highs.
Conversely, duration and curve positioning negatively impacted relative returns as rates rose and the yield curve flattened. Security selection also weighed on returns at the margin over the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class 529-C (with sales charge) *	(1.25) %	(1.29) %	0.73%
U.S. Government Securities Fund — Class 529-C (without sales charge) *	(0.28) %	(1.29) %	0.73%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Mortgage Backed Securities Index †	1.84%	(0.41) %	0.99%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,954
Total number of portfolio holdings	1,470
Total advisory fees paid (in millions)	$ 49
Portfolio turnover rate including mortgage dollar roll transactions	209%
Portfolio turnover rate excluding mortgage dollar roll transactions	49%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-529C or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-022-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund®
Class 529-E
| CGTEX
for the year ended August 31, 2026
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 86	0.86%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 0.31% for the year ended August 31, 2026. That result compares with a 1.84% gain for the Bloomberg U.S. Government/Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529E.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025. However, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. government bonds lagged the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as investment-grade credit sectors.
Within the fund, sector allocation decisions, including an underweight to Treasury bonds in favor of other sectors such as mortgage-backed securities, were key contributors to relative results for the period as mortgage spreads tightened while government bonds came under pressure in 2026 amid surging yields that tested multi-year highs.
Conversely, duration and curve positioning negatively impacted relative returns as rates rose and the yield curve flattened. Security selection also weighed on returns at the margin over the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class 529-E *	0.31%	(0.73) %	0.88%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Mortgage Backed Securities Index †	1.84%	(0.41) %	0.99%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,954
Total number of portfolio holdings	1,470
Total advisory fees paid (in millions)	$ 49
Portfolio turnover rate including mortgage dollar roll transactions	209%
Portfolio turnover rate excluding mortgage dollar roll transactions	49%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-529E or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-022-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund®
Class 529-F-2
| FSUGX
for the year ended August 31, 2026
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$36	0.36%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 0.81% for the year ended August 31, 2026. That result compares with a 1.84% gain for the Bloomberg U.S. Government/Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529F2.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025. However, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. government bonds lagged the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as investment-grade credit sectors.
Within the fund, sector allocation decisions, including an underweight to Treasury bonds in favor of other sectors such as mortgage-backed securities, were key contributors to relative results for the period as mortgage spreads tightened while government bonds came under pressure in 2026 amid surging yields that tested multi-year highs.
Conversely, duration and curve positioning negatively impacted relative returns as rates rose and the yield curve flattened. Security selection also weighed on returns at the margin over the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
U.S. Government Securities Fund — Class 529-F-2 2	0.81%	(0.23) %	(0.17) %
Bloomberg U.S. Aggregate Index 3	1.89%	(0.29) %	(0.17) %
Bloomberg U.S. Government/Mortgage Backed Securities Index 3	1.84%	(0.41) %	(0.48) %
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,954
Total number of portfolio holdings	1,470
Total advisory fees paid (in millions)	$ 49
Portfolio turnover rate including mortgage dollar roll transactions	209%
Portfolio turnover rate excluding mortgage dollar roll transactions	49%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-529F2 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-022-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund®
Class 529-F-3
| FSUUX
for the year ended August 31, 2026
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 28	0.28%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 0.89% for the year ended August 31, 2026. That result compares with a 1.84% gain for the Bloomberg U.S. Government/Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529F3.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025. However, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. government bonds lagged the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as investment-grade credit sectors.
Within the fund, sector allocation decisions, including an underweight to Treasury bonds in favor of other sectors such as mortgage-backed securities, were key contributors to relative results for the period as mortgage spreads tightened while government bonds came under pressure in 2026 amid surging yields that tested multi-year highs.
Conversely, duration and curve positioning negatively impacted relative returns as rates rose and the yield curve flattened. Security selection also weighed on returns at the margin over the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
U.S. Government Securities Fund — Class 529-F-3 2	0.89%	(0.17) %	(0.10) %
Bloomberg U.S. Aggregate Index 3	1.89%	(0.29) %	(0.17) %
Bloomberg U.S. Government/Mortgage Backed Securities Index 3	1.84%	(0.41) %	(0.48) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,954
Total number of portfolio holdings	1,470
Total advisory fees paid (in millions)	$ 49
Portfolio turnover rate including mortgage dollar roll transactions	209%
Portfolio turnover rate excluding mortgage dollar roll transactions	49%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-529F3 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-022-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund®
Class R-1
| RGVAX
for the year ended August 31, 2026
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 132	1.32%
Management's discussion of fund performance
The fund’s Class R-1 shares lost 0.26% for the year ended August 31, 2026. That result compares with a 1.84% gain for the Bloomberg U.S. Government/Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R1.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025. However, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. government bonds lagged the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as investment-grade credit sectors.
Within the fund, sector allocation decisions, including an underweight to Treasury bonds in favor of other sectors such as mortgage-backed securities, were key contributors to relative results for the period as mortgage spreads tightened while government bonds came under pressure in 2026 amid surging yields that tested multi-year highs.
Conversely, duration and curve positioning negatively impacted relative returns as rates rose and the yield curve flattened. Security selection also weighed on returns at the margin over the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-1 *	(0.26) %	(1.19) %	0.41%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Mortgage Backed Securities Index †	1.84%	(0.41) %	0.99%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,954
Total number of portfolio holdings	1,470
Total advisory fees paid (in millions)	$ 49
Portfolio turnover rate including mortgage dollar roll transactions	209%
Portfolio turnover rate excluding mortgage dollar roll transactions	49%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R1 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-022-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund®
Class R-2
| RGVBX
for the year ended August 31, 2026
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 132	1.32%
Management's discussion of fund performance
The fund’s Class R-2 shares lost 0.17% for the year ended August 31, 2026. That result compares with a 1.84% gain for the Bloomberg U.S. Government/Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R2.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025. However, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. government bonds lagged the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as investment-grade credit sectors.
Within the fund, sector allocation decisions, including an underweight to Treasury bonds in favor of other sectors such as mortgage-backed securities, were key contributors to relative results for the period as mortgage spreads tightened while government bonds came under pressure in 2026 amid surging yields that tested multi-year highs.
Conversely, duration and curve positioning negatively impacted relative returns as rates rose and the yield curve flattened. Security selection also weighed on returns at the margin over the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-2 *	(0.17) %	(1.19) %	0.43%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Mortgage Backed Securities Index †	1.84%	(0.41) %	0.99%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,954
Total number of portfolio holdings	1,470
Total advisory fees paid (in millions)	$ 49
Portfolio turnover rate including mortgage dollar roll transactions	209%
Portfolio turnover rate excluding mortgage dollar roll transactions	49%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R2 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the
same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-022-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund®
Class R-2E
| RGEVX
for the year ended August 31, 2026
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 104	1.04%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 0.04% for the year ended August 31, 2026. That result compares with a 1.84% gain for the Bloomberg U.S. Government/Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R2E.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025. However, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. government bonds lagged the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as investment-grade credit sectors.
Within the fund, sector allocation decisions, including an underweight to Treasury bonds in favor of other sectors such as mortgage-backed securities, were key contributors to relative results for the period as mortgage spreads tightened while government bonds came under pressure in 2026 amid surging yields that tested multi-year highs.
Conversely, duration and curve positioning negatively impacted relative returns as rates rose and the yield curve flattened. Security selection also weighed on returns at the margin over the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-2E *	0.04%	(0.92) %	0.70%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Mortgage Backed Securities Index †	1.84%	(0.41) %	0.99%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,954
Total number of portfolio holdings	1,470
Total advisory fees paid (in millions)	$ 49
Portfolio turnover rate including mortgage dollar roll transactions	209%
Portfolio turnover rate excluding mortgage dollar roll transactions	49%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R2E or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the
s
am
e address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-022-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund®
Class R-3
| RGVCX
for the year ended August 31, 2026
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$89	0.89%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 0.28% for the year ended August 31, 2026. That result compares with a 1.84% gain for the Bloomberg U.S. Government/Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R3.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025. However, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. government bonds lagged the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as investment-grade credit sectors.
Within the fund, sector allocation decisions, including an underweight to Treasury bonds in favor of other sectors such as mortgage-backed securities, were key contributors to relative results for the period as mortgage spreads tightened while government bonds came under pressure in 2026 amid surging yields that tested multi-year highs.
Conversely, duration and curve positioning negatively impacted relative returns as rates rose and the yield curve flattened. Security selection also weighed on returns at the margin over the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-3 *	0.28%	(0.76) %	0.85%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Mortgage Backed Securities Index †	1.84%	(0.41) %	0.99%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,954
Total number of portfolio holdings	1,470
Total advisory fees paid (in millions)	$ 49
Portfolio turnover rate including mortgage dollar roll transactions	209%
Portfolio turnover rate excluding mortgage dollar roll transactions	49%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R3 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-022-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund®
Class R-4
| RGVEX
for the year ended August 31, 2026
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$59	0.59%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 0.58% for the year ended August 31, 2026. That result compares with a 1.84% gain for the Bloomberg U.S. Government/Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R4.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025. However, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. government bonds lagged the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as investment-grade credit sectors.
Within the fund, sector allocation decisions, including an underweight to Treasury bonds in favor of other sectors such as mortgage-backed securities, were key contributors to relative results for the period as mortgage spreads tightened while government bonds came under pressure in 2026 amid surging yields that tested multi-year highs.
Conversely, duration and curve positioning negatively impacted relative returns as rates rose and the yield curve flattened. Security selection also weighed on returns at the margin over the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-4 *	0.58%	(0.46) %	1.17%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Mortgage Backed Securities Index †	1.84%	(0.41) %	0.99%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,954
Total number of portfolio holdings	1,470
Total advisory fees paid (in millions)	$ 49
Portfolio turnover rate including mortgage dollar roll transactions	209%
Portfolio turnover rate excluding mortgage dollar roll transactions	49%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R4 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-022-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund®
Class R-5E
| RGVJX
for the year ended August 31, 2026
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$39	0.39%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 0.69% for the year ended August 31, 2026. That result compares with a 1.84% gain for the Bloomberg U.S. Government/Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R5E.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025. However, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. government bonds lagged the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as investment-grade credit sectors.
Within the fund, sector allocation decisions, including an underweight to Treasury bonds in favor of other sectors such as mortgage-backed securities, were key contributors to relative results for the period as mortgage spreads tightened while government bonds came under pressure in 2026 amid surging yields that tested multi-year highs.
Conversely, duration and curve positioning negatively impacted relative returns as rates rose and the yield curve flattened. Security selection also weighed on returns at the margin over the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-5E *	0.69%	(0.27) %	1.37%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Mortgage Backed Securities Index †	1.84%	(0.41) %	0.99%
*
Investment results assume all distributions are reinves
te
d and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,954
Total number of portfolio holdings	1,470
Total advisory fees paid (in millions)	$ 49
Portfolio turnover rate including mortgage dollar roll transactions	209%
Portfolio turnover rate excluding mortgage dollar roll transactions	49%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R5E or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-022-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund®
Class R-5
| RGVFX
for the year ended August 31, 2026
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$30	0.30%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 0.87% for the year ended August 31, 2026. That result compares with a 1.84% gain for the Bloomberg U.S. Government/Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R5.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025. However, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. government bonds lagged the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as investment-grade credit sectors.
Within the fund, sector allocation decisions, including an underweight to Treasury bonds in favor of other sectors such as mortgage-backed securities, were key contributors to relative results for the period as mortgage spreads tightened while government bonds came under pressure in 2026 amid surging yields that tested multi-year highs.
Conversely, duration and curve positioning negatively impacted relative returns as rates rose and the yield curve flattened. Security selection also weighed on returns at the margin over the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-5 *	0.87%	(0.17) %	1.47%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Mortgage Backed Securities Index †	1.84%	(0.41) %	0.99%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,954
Total number of portfolio holdings	1,470
Total advisory fees paid (in millions)	$ 49
Portfolio turnover rate including mortgage dollar roll transactions	209%
Portfolio turnover rate excluding mortgage dollar roll transactions	49%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R5 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-022-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund®
Class R-6
| RGVGX
for the year ended August 31, 2026
This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$24	0.24%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 0.84% for the year ended August 31, 2026. That result compares with a 1.84% gain for the Bloomberg U.S. Government/Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R6.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025. However, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. government bonds lagged the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as investment-grade credit sectors.
Within the fund, sector allocation decisions, including an underweight to Treasury bonds in favor of other sectors such as mortgage-backed securities, were key contributors to relative results for the period as mortgage spreads tightened while government bonds came under pressure in 2026 amid surging yields that tested multi-year highs.
Conversely, duration and curve positioning negatively impacted relative returns as rates rose and the yield curve flattened. Security selection also weighed on returns at the margin over the fiscal year.
How a hypothetical $10,000 investment has g
ro
wn
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-6 *	0.84%	(0.12) %	1.51%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Mortgage Backed Securities Index †	1.84%	(0.41) %	0.99%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,954
Total number of portfolio holdings	1,470
Total advisory fees paid (in millions)	$ 49
Portfolio turnover rate including mortgage dollar roll transactions	209%
Portfolio turnover rate excluding mortgage dollar roll transactions	49%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R6 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-022-1026 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Leslie Stone Heisz, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
August 31, 2026	125,000	None	10,000	None
August 31, 2025	122,000	2,000	10,000	None
Adviser and Affiliates2
August 31, 2026	Not Applicable	None	None	None
August 31, 2025	Not Applicable	1,614,000	4,000	None
(g) Aggregate
Registrant, Adviser and Affiliates3	non-audit fees
August 31, 2026	10,000
August 31, 2025	1,630,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit- related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The Investment Portfolio is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

U.S. Government Securities Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended August 31, 2026
Lit. No. MFGEFP4-022-1026 © 2026 Capital Group. All rights reserved.

Investment portfolio August 31, 2026

Bonds, notes & other debt instruments 82.84%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 49.58%
U.S. Treasury 43.73%
U.S. Treasury 0.875% 9/30/2026	USD400	$399
U.S. Treasury 3.50% 9/30/2026	136,000	135,963
U.S. Treasury 1.125% 10/31/2026	27,500	27,377
U.S. Treasury 2.00% 11/15/2026	50,000	49,809
U.S. Treasury 1.25% 12/31/2026	35,000	34,697
U.S. Treasury 4.25% 12/31/2026	25,000	25,029
U.S. Treasury 1.50% 1/31/2027	13,500	13,363
U.S. Treasury 4.125% 1/31/2027	51,000	51,028
U.S. Treasury 2.625% 5/31/2027	30,980	30,641
U.S. Treasury 0.50% 6/30/2027	5,351	5,193
U.S. Treasury 3.75% 6/30/2027	418,582	417,151
U.S. Treasury 4.375% 7/15/2027	10,360	10,377
U.S. Treasury 2.75% 7/31/2027	21,403	21,122
U.S. Treasury 3.875% 7/31/2027	28,432	28,346
U.S. Treasury 0.50% 8/31/2027	33,320	32,123
U.S. Treasury 3.375% 9/15/2027	15,000	14,875
U.S. Treasury 0.375% 9/30/2027	17,199	16,505
U.S. Treasury 4.125% 9/30/2027	3,100	3,096
U.S. Treasury 0.50% 10/31/2027	18,790	17,997
U.S. Treasury 3.50% 10/31/2027	489,005	484,731
U.S. Treasury 0.625% 11/30/2027	3,100	2,964
U.S. Treasury 3.875% 11/30/2027	16,816	16,733
U.S. Treasury 4.00% 12/15/2027	25,000	24,913
U.S. Treasury 3.875% 12/31/2027	251,819	250,466
U.S. Treasury 4.25% 1/15/2028	112,868	112,785
U.S. Treasury 4.25% 2/15/2028 (a)	605,000	604,481
U.S. Treasury 4.00% 2/29/2028	46,435	46,233
U.S. Treasury 1.25% 3/31/2028	80,390	76,667
U.S. Treasury 2.875% 5/15/2028	20,000	19,529
U.S. Treasury 1.25% 5/31/2028	6,300	5,977
U.S. Treasury 3.625% 5/31/2028	53,200	52,573
U.S. Treasury 1.25% 6/30/2028	59,360	56,174
U.S. Treasury 4.00% 6/30/2028	151,653	150,782
U.S. Treasury 4.125% 7/31/2028	224,000	223,147
U.S. Treasury 4.25% 7/31/2028 (b)	340,000	339,442
U.S. Treasury 1.125% 8/31/2028	19,110	17,947
U.S. Treasury 4.375% 8/31/2028	16,000	16,012
U.S. Treasury 3.375% 9/15/2028	112,721	110,603
U.S. Treasury 4.625% 9/30/2028	30,000	30,162
U.S. Treasury 3.50% 11/15/2028	5,238	5,144
U.S. Treasury 4.375% 11/30/2028	220,840	220,909
U.S. Treasury 3.50% 12/15/2028	5,242	5,144
U.S. Treasury 1.75% 1/31/2029	25,000	23,510
U.S. Treasury 4.00% 1/31/2029	1,417	1,405
U.S. Treasury 2.625% 2/15/2029	40,000	38,380
U.S. Treasury 4.25% 2/28/2029	323,672	322,787
U.S. Treasury 4.625% 4/30/2029	12,620	12,694
U.S. Treasury 4.50% 5/31/2029	208,643	209,205
U.S. Treasury 3.25% 6/30/2029	25,000	24,244
U.S. Treasury 2.625% 7/31/2029	63,533	60,481
U.S. Treasury 4.00% 7/31/2029	188,000	185,951
U.S. Treasury 3.875% 9/30/2029	9,600	9,453
U.S. Treasury 4.125% 10/31/2029	99,341	98,480
U.S. Treasury 4.125% 11/30/2029	128,106	126,950
U.S. Treasury 3.875% 12/31/2029	6,000	5,897
U.S. Treasury 4.375% 12/31/2029	294,852	294,379
U.S. Treasury 3.50% 1/31/2030	74,905	72,696
U.S. Treasury 4.00% 2/28/2030	126,000	124,253
U.S. Treasury 4.00% 3/31/2030	32,613	32,141
U.S. Treasury 3.875% 4/30/2030	20,426	20,037
U.S. Treasury 0.625% 5/15/2030	30,880	26,886
U.S. Treasury 3.75% 5/31/2030	35,000	34,161

1	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.00% 5/31/2030	USD3,549	$3,494
U.S. Treasury 4.00% 7/31/2030	23,355	22,974
U.S. Treasury 0.625% 8/15/2030	14,510	12,511
U.S. Treasury 4.625% 9/30/2030	28,980	29,152
U.S. Treasury 3.625% 10/31/2030	100,600	97,397
U.S. Treasury 4.875% 10/31/2030	55,380	56,230
U.S. Treasury 3.50% 11/30/2030	116,449	112,091
U.S. Treasury 4.375% 11/30/2030	24,897	24,803
U.S. Treasury 3.625% 12/31/2030	23,266	22,492
U.S. Treasury 3.75% 12/31/2030	1,956	1,900
U.S. Treasury 3.50% 2/28/2031	70,000	67,244
U.S. Treasury 4.25% 2/28/2031	8,000	7,925
U.S. Treasury 3.875% 3/31/2031	3,357	3,274
U.S. Treasury 3.875% 4/30/2031	288,162	280,845
U.S. Treasury 1.625% 5/15/2031	29,550	25,995
U.S. Treasury 4.125% 5/31/2031	275,000	270,735
U.S. Treasury 4.125% 6/30/2031	8,000	7,874
U.S. Treasury 4.25% 6/30/2031	120,000	118,671
U.S. Treasury 4.125% 10/31/2031	1,112	1,092
U.S. Treasury 1.375% 11/15/2031	56,000	47,891
U.S. Treasury 4.125% 11/30/2031	42,310	41,537
U.S. Treasury 4.50% 12/31/2031	4,814	4,809
U.S. Treasury 4.375% 1/31/2032	20,000	19,853
U.S. Treasury 1.875% 2/15/2032	16,949	14,788
U.S. Treasury 4.125% 2/29/2032	40,000	39,222
U.S. Treasury 4.00% 4/30/2032	5,100	4,965
U.S. Treasury 2.875% 5/15/2032	15,000	13,748
U.S. Treasury 4.125% 5/31/2032	137,460	134,566
U.S. Treasury 4.00% 6/30/2032	215,000	209,054
U.S. Treasury 4.00% 7/31/2032	15,000	14,572
U.S. Treasury 2.75% 8/15/2032	7,514	6,811
U.S. Treasury 3.75% 11/30/2032	4,798	4,585
U.S. Treasury 3.875% 12/31/2032	53,000	50,971
U.S. Treasury 4.25% 3/31/2033	98,970	97,076
U.S. Treasury 3.875% 8/15/2033	44,841	42,881
U.S. Treasury 4.00% 2/15/2034	34,006	32,640
U.S. Treasury 4.375% 5/15/2034	36,116	35,477
U.S. Treasury 3.875% 8/15/2034	26,014	24,656
U.S. Treasury 4.25% 11/15/2034	170,978	166,002
U.S. Treasury 4.25% 5/15/2035	6,887	6,668
U.S. Treasury 4.00% 11/15/2035	13,120	12,420
U.S. Treasury 4.125% 2/15/2036	14,604	13,938
U.S. Treasury 4.375% 5/15/2036	78,000	75,818
U.S. Treasury 5.00% 5/15/2037	1,500	1,537
U.S. Treasury 4.625% 2/15/2040	580	562
U.S. Treasury 1.125% 5/15/2040	3,660	2,255
U.S. Treasury 1.125% 8/15/2040	7,500	4,572
U.S. Treasury, interest only, 0% 11/15/2040 (a)	15,000	7,231
U.S. Treasury 1.375% 11/15/2040	33,948	21,339
U.S. Treasury 1.875% 2/15/2041	22,549	15,206
U.S. Treasury 4.75% 2/15/2041	6,330	6,156
U.S. Treasury 2.25% 5/15/2041	24,408	17,284
U.S. Treasury 1.75% 8/15/2041	47,450	30,872
U.S. Treasury 3.125% 11/15/2041	100	79
U.S. Treasury 3.25% 5/15/2042	39,623	31,615
U.S. Treasury 3.375% 8/15/2042	2,850	2,303
U.S. Treasury 2.75% 11/15/2042	30,021	22,094
U.S. Treasury 3.875% 2/15/2043	72,970	62,566
U.S. Treasury 2.875% 5/15/2043	10,880	8,081
U.S. Treasury 3.875% 5/15/2043	19,985	17,084
U.S. Treasury 4.375% 8/15/2043	67,359	61,271
U.S. Treasury 4.75% 11/15/2043	55,000	52,310
U.S. Treasury 4.50% 2/15/2044	78,000	71,790
U.S. Treasury 3.375% 5/15/2044	5,278	4,158
U.S. Treasury 4.625% 11/15/2044	3,317	3,087
U.S. Treasury 2.50% 2/15/2045	60,100	40,600

U.S. Government Securities Fund	2

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.75% 2/15/2045	USD2,482	$2,344
U.S. Treasury 3.00% 5/15/2045	3,350	2,454
U.S. Treasury 5.00% 5/15/2045	101,555	98,841
U.S. Treasury 4.875% 8/15/2045	4,549	4,356
U.S. Treasury 4.625% 11/15/2045	2,298	2,129
U.S. Treasury 2.50% 2/15/2046	8,997	5,970
U.S. Treasury 4.625% 2/15/2046	19,907	18,430
U.S. Treasury 2.25% 8/15/2046	15,360	9,630
U.S. Treasury 3.00% 2/15/2047	5,377	3,849
U.S. Treasury 2.75% 8/15/2047	14,222	9,664
U.S. Treasury 2.75% 11/15/2047	7,375	4,995
U.S. Treasury 3.00% 2/15/2048	15,529	10,981
U.S. Treasury 3.125% 5/15/2048	6,500	4,689
U.S. Treasury 3.00% 8/15/2048	27,802	19,548
U.S. Treasury 2.25% 8/15/2049	13,076	7,782
U.S. Treasury 2.375% 11/15/2049	17,921	10,924
U.S. Treasury 2.00% 2/15/2050	30,465	16,970
U.S. Treasury 1.25% 5/15/2050	124,750	56,654
U.S. Treasury 1.375% 8/15/2050	71,480	33,417
U.S. Treasury 1.625% 11/15/2050	407,513	202,960
U.S. Treasury 1.875% 2/15/2051	42,054	22,292
U.S. Treasury 2.375% 5/15/2051	100,450	59,946
U.S. Treasury 2.00% 8/15/2051	72,003	39,090
U.S. Treasury 1.875% 11/15/2051	20,830	10,898
U.S. Treasury 2.25% 2/15/2052	500	287
U.S. Treasury 2.875% 5/15/2052	29,000	19,150
U.S. Treasury 4.00% 11/15/2052	19,214	15,713
U.S. Treasury 3.625% 2/15/2053	7,855	5,999
U.S. Treasury 4.125% 8/15/2053	36,908	30,804
U.S. Treasury 4.75% 11/15/2053	70,653	65,344
U.S. Treasury 4.25% 2/15/2054	4,300	3,664
U.S. Treasury 4.625% 5/15/2054	40,042	36,320
U.S. Treasury 4.25% 8/15/2054	18,662	15,897
U.S. Treasury 4.50% 11/15/2054	6,580	5,844
U.S. Treasury 4.625% 2/15/2055	90,000	81,619
U.S. Treasury 4.75% 5/15/2055	1,998	1,849
U.S. Treasury 4.75% 8/15/2055 (a)	260,995	241,512
U.S. Treasury 4.625% 11/15/2055 (a)	350,878	318,237
U.S. Treasury 4.75% 2/15/2056	515,659	477,790
U.S. Treasury 5.00% 5/15/2056	205,580	198,192
		10,475,332

U.S. Treasury inflation-protected securities 5.85%
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (c)	102,132	101,805
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (c)	48,500	47,744
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027 (c)	281,868	280,483
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029 (c)	235,748	233,060
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2031 (c)	89,086	85,573
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032 (c)	63,363	56,912
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (c)	91,219	88,672
U.S. Treasury Inflation-Protected Security 1.875% 1/15/2036 (c)	194,636	185,803
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043 (c)	49,232	34,793
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050 (c)	2,034	1,095
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (c)	—	—
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (c)	14,047	11,728
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (c)	102,199	89,885
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2056 (c)	207,849	182,741
		1,400,294
Total U.S. Treasury bonds & notes		11,875,626

3	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations 32.46%
Federal agency mortgage-backed obligations 32.46%
Fannie Mae Pool #256708 6.50% 3/1/2027 (d)	USD— (e)	$— (e)
Fannie Mae Pool #256993 6.50% 11/1/2027 (d)	11	12
Fannie Mae Pool #257055 6.50% 12/1/2027 (d)	25	26
Fannie Mae Pool #AL9870 6.50% 2/1/2028 (d)	1	1
Fannie Mae Pool #AD0329 6.50% 9/1/2028 (d)	— (e)	— (e)
Fannie Mae Pool #AL5156 6.50% 2/1/2029 (d)	22	23
Fannie Mae Pool #AY1948 3.50% 1/1/2030 (d)	41	41
Fannie Mae Pool #AZ0554 3.50% 10/1/2030 (d)	69	68
Fannie Mae Pool #735571 8.00% 11/1/2031 (d)	3	3
Fannie Mae Pool #555254 6.50% 1/1/2033 (d)	— (e)	— (e)
Fannie Mae Pool #CA1442 3.00% 3/1/2033 (d)	224	215
Fannie Mae Pool #BJ5302 3.00% 3/1/2033 (d)	202	194
Fannie Mae Pool #695412 5.00% 6/1/2033 (d)	1	1
Fannie Mae Pool #BN1085 4.00% 1/1/2034 (d)	4	3
Fannie Mae Pool #BO6247 2.50% 12/1/2034 (d)	2,354	2,187
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (d)	6,645	6,175
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (d)	10	10
Fannie Mae Pool #AS6870 4.00% 3/1/2036 (d)	1,118	1,074
Fannie Mae Pool #MA2588 4.00% 4/1/2036 (d)	2,358	2,264
Fannie Mae Pool #MA2717 4.00% 8/1/2036 (d)	1,981	1,902
Fannie Mae Pool #MA2746 4.00% 9/1/2036 (d)	2,151	2,063
Fannie Mae Pool #MA2787 4.00% 10/1/2036 (d)	4,058	3,892
Fannie Mae Pool #898565 6.50% 10/1/2036 (d)	— (e)	— (e)
Fannie Mae Pool #CB2247 2.50% 11/1/2036 (d)	1,568	1,447
Fannie Mae Pool #CB2248 2.50% 11/1/2036 (d)	135	125
Fannie Mae Pool #MA2819 4.00% 11/1/2036 (d)	233	224
Fannie Mae Pool #MA2856 4.00% 12/1/2036 (d)	6	5
Fannie Mae Pool #FS7802 2.50% 3/1/2037 (d)	1,065	982
Fannie Mae Pool #MA4583 2.50% 4/1/2037 (d)	558	515
Fannie Mae Pool #888372 6.50% 4/1/2037 (d)	10	10
Fannie Mae Pool #MA4628 2.50% 6/1/2037 (d)	1,735	1,600
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (d)	818	754
Fannie Mae Pool #256810 6.50% 7/1/2037 (d)	13	13
Fannie Mae Pool #256828 7.00% 7/1/2037 (d)	11	12
Fannie Mae Pool #MA3099 4.00% 8/1/2037 (d)	1,838	1,759
Fannie Mae Pool #256860 6.50% 8/1/2037 (d)	25	26
Fannie Mae Pool #888873 6.50% 8/1/2037 (d)	— (e)	— (e)
Fannie Mae Pool #MA4773 2.50% 10/1/2037 (d)	142	131
Fannie Mae Pool #947337 6.50% 10/1/2037 (d)	— (e)	— (e)
Fannie Mae Pool #888698 7.00% 10/1/2037 (d)	14	15
Fannie Mae Pool #954832 6.50% 1/1/2038 (d)	1	1
Fannie Mae Pool #970343 6.00% 2/1/2038 (d)	27	27
Fannie Mae Pool #889388 7.00% 3/1/2038 (d)	96	100
Fannie Mae Pool #AL1308 6.50% 5/1/2039 (d)	— (e)	— (e)
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (d)	56	56
Fannie Mae Pool #932606 5.00% 2/1/2040 (d)	26	26
Fannie Mae Pool #MA5713 6.00% 5/1/2040 (d)	345	353
Fannie Mae Pool #MA5747 6.00% 6/1/2040 (d)	1,539	1,575
Fannie Mae Pool #MA5773 6.00% 7/1/2040 (d)	574	587
Fannie Mae Pool #MA4093 2.00% 8/1/2040 (d)	2,149	1,858
Fannie Mae Pool #MA4152 2.00% 10/1/2040 (d)	2,425	2,095
Fannie Mae Pool #AH0351 4.50% 2/1/2041 (d)	103	101
Fannie Mae Pool #MA4333 2.00% 5/1/2041 (d)	22,999	19,767
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (d)	428	426
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (d)	197	195
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (d)	119	118
Fannie Mae Pool #FM7690 2.00% 7/1/2041 (d)	10,870	9,330
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (d)	1,482	1,271
Fannie Mae Pool #FM8120 2.00% 8/1/2041 (d)	7,417	6,379
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (d)	187	186
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (d)	124	118
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (d)	107	107
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (d)	49	49
Fannie Mae Pool #MA4501 2.00% 12/1/2041 (d)	32,404	27,699
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (d)	22	22
Fannie Mae Pool #AJ9327 3.50% 1/1/2042 (d)	16	15

U.S. Government Securities Fund	4

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4540 2.00% 2/1/2042 (d)	USD5,628	$4,803
Fannie Mae Pool #MA4586 2.00% 4/1/2042 (d)	2,444	2,083
Fannie Mae Pool #AR1512 3.50% 1/1/2043 (d)	170	158
Fannie Mae Pool #AT0412 3.50% 3/1/2043 (d)	80	74
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (d)	19	18
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (d)	28	26
Fannie Mae Pool #AT5898 3.00% 6/1/2043 (d)	5,628	5,048
Fannie Mae Pool #AL3829 3.50% 6/1/2043 (d)	807	744
Fannie Mae Pool #AT7161 3.50% 6/1/2043 (d)	205	189
Fannie Mae Pool #DC2376 6.50% 8/1/2044 (d)	473	489
Fannie Mae Pool #MA5482 6.50% 9/1/2044 (d)	1,883	1,946
Fannie Mae Pool #AX8521 3.50% 12/1/2044 (d)	123	112
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (d)	61	56
Fannie Mae Pool #BE5009 3.50% 1/1/2045 (d)	242	222
Fannie Mae Pool #BE5017 3.50% 2/1/2045 (d)	445	408
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (d)	99,723	91,163
Fannie Mae Pool #MA6225 7.00% 8/1/2046 (d)	163	171
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (d)	94	83
Fannie Mae Pool #MA2833 3.00% 12/1/2046 (d)	4,839	4,227
Fannie Mae Pool #BD2440 3.50% 1/1/2047 (d)	294	266
Fannie Mae Pool #AS8804 3.50% 2/1/2047 (d)	4,388	3,982
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (d)	99	87
Fannie Mae Pool #BE8740 3.50% 5/1/2047 (d)	386	350
Fannie Mae Pool #BE8742 3.50% 5/1/2047 (d)	102	93
Fannie Mae Pool #BH2846 3.50% 5/1/2047 (d)	58	53
Fannie Mae Pool #BH2848 3.50% 5/1/2047 (d)	52	47
Fannie Mae Pool #BH2847 3.50% 5/1/2047 (d)	12	11
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (d)	33	31
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (d)	6,475	5,853
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (d)	641	597
Fannie Mae Pool #BJ4901 3.50% 3/1/2048 (d)	282	256
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (d)	393	366
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (d)	521	485
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (d)	168	157
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (d)	83	80
Fannie Mae Pool #BN1172 4.50% 11/1/2048 (d)	129	123
Fannie Mae Pool #CA2850 4.00% 12/1/2048 (d)	967	900
Fannie Mae Pool #FM2656 3.50% 1/1/2049 (d)	1,195	1,084
Fannie Mae Pool #BF0320 5.50% 1/1/2049 (d)	2,193	2,229
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (d)	25,890	23,682
Fannie Mae Pool #BN6708 3.50% 6/1/2049 (d)	7,870	7,107
Fannie Mae Pool #FM1062 3.50% 6/1/2049 (d)	2,986	2,701
Fannie Mae Pool #FM1220 3.50% 7/1/2049 (d)	1,564	1,412
Fannie Mae Pool #BJ8411 3.50% 8/1/2049 (d)	759	686
Fannie Mae Pool #FM1505 3.00% 9/1/2049 (d)	7,801	6,776
Fannie Mae Pool #CA4151 3.50% 9/1/2049 (d)	3,919	3,550
Fannie Mae Pool #FM1443 3.50% 9/1/2049 (d)	2,177	1,968
Fannie Mae Pool #BO2890 3.00% 11/1/2049 (d)	1,712	1,487
Fannie Mae Pool #FM2179 3.00% 1/1/2050 (d)	8,189	7,131
Fannie Mae Pool #FM2389 3.50% 2/1/2050 (d)	944	849
Fannie Mae Pool #FM2822 3.00% 3/1/2050 (d)	5,325	4,620
Fannie Mae Pool #FM2777 3.00% 3/1/2050 (d)	2,630	2,282
Fannie Mae Pool #FM2793 3.00% 3/1/2050 (d)	37	32
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (d)	1,695	1,416
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (d)	4,669	3,905
Fannie Mae Pool #BP6715 2.00% 9/1/2050 (d)	3	3
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (d)	411	337
Fannie Mae Pool #BQ1607 2.50% 9/1/2050 (d)	139	114
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (d)	296	256
Fannie Mae Pool #CA7325 2.00% 10/1/2050 (d)	3,433	2,754
Fannie Mae Pool #BK5659 2.00% 10/1/2050 (d)	3,200	2,507
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (d)	1,677	1,403
Fannie Mae Pool #FP0050 3.50% 10/1/2050 (d)	647	575
Fannie Mae Pool #BQ6356 2.00% 11/1/2050 (d)	1,937	1,517
Fannie Mae Pool #CA7739 2.50% 11/1/2050 (d)	18,900	15,720
Fannie Mae Pool #BQ7564 2.50% 11/1/2050 (d)	74	61

5	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM4783 2.00% 12/1/2050 (d)	USD10,131	$7,931
Fannie Mae Pool #FM5218 2.00% 12/1/2050 (d)	3,312	2,593
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (d)	2,144	1,696
Fannie Mae Pool #BQ9314 2.00% 12/1/2050 (d)	1,907	1,493
Fannie Mae Pool #FM5849 2.00% 12/1/2050 (d)	963	754
Fannie Mae Pool #FM5086 2.00% 12/1/2050 (d)	64	50
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (d)	124	119
Fannie Mae Pool #BR2329 2.00% 1/1/2051 (d)	2,224	1,741
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (d)	829	656
Fannie Mae Pool #BQ9224 2.00% 1/1/2051 (d)	134	105
Fannie Mae Pool #FM6471 2.00% 2/1/2051 (d)	8,645	6,765
Fannie Mae Pool #FM5848 2.00% 2/1/2051 (d)	2,785	2,181
Fannie Mae Pool #FS7385 2.00% 2/1/2051 (d)	2,263	1,771
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (d)	579	453
Fannie Mae Pool #FM5644 2.00% 2/1/2051 (d)	419	328
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (d)	7,360	6,101
Fannie Mae Pool #FM6548 2.00% 3/1/2051 (d)	8,379	6,714
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (d)	869	680
Fannie Mae Pool #BR3319 2.00% 3/1/2051 (d)	472	369
Fannie Mae Pool #FS6474 2.00% 3/1/2051 (d)	426	333
Fannie Mae Pool #BR0441 2.50% 3/1/2051 (d)	687	563
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (d)	5,960	4,712
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (d)	986	771
Fannie Mae Pool #FM6824 2.00% 4/1/2051 (d)	460	360
Fannie Mae Pool #BR7191 2.00% 4/1/2051 (d)	266	208
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (d)	101	80
Fannie Mae Pool #BR7222 2.50% 4/1/2051 (d)	18,018	14,755
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (d)	1,197	980
Fannie Mae Pool #CB0041 3.00% 4/1/2051 (d)	25,146	21,858
Fannie Mae Pool #CB0381 2.00% 5/1/2051 (d)	4,320	3,380
Fannie Mae Pool #BT0519 2.00% 5/1/2051 (d)	542	424
Fannie Mae Pool #FM7751 2.00% 5/1/2051 (d)	227	177
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (d)	60	47
Fannie Mae Pool #CB0457 2.50% 5/1/2051 (d)	4,691	3,889
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (d)	736	602
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (d)	166	136
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (d)	20,200	15,807
Fannie Mae Pool #BT0136 2.00% 6/1/2051 (d)	41	32
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (d)	707	579
Fannie Mae Pool #FM7687 3.00% 6/1/2051 (d)	2,196	1,904
Fannie Mae Pool #CB1186 2.00% 7/1/2051 (d)	13,870	10,928
Fannie Mae Pool #FM7943 2.00% 7/1/2051 (d)	511	400
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (d)	142	112
Fannie Mae Pool #BR2095 2.50% 7/1/2051 (d)	15,487	12,823
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (d)	2,222	1,820
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (d)	1,704	1,422
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (d)	902	739
Fannie Mae Pool #BT1288 2.50% 7/1/2051 (d)	415	340
Fannie Mae Pool #BT1314 2.50% 7/1/2051 (d)	213	174
Fannie Mae Pool #CB1394 2.50% 8/1/2051 (d)	15,261	12,488
Fannie Mae Pool #FM8422 2.50% 8/1/2051 (d)	1,734	1,418
Fannie Mae Pool #CB1408 3.00% 8/1/2051 (d)	621	531
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (d)	253	220
Fannie Mae Pool #BT7309 2.00% 9/1/2051 (d)	166	130
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (d)	6,246	5,171
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (d)	970	759
Fannie Mae Pool #FM8827 2.00% 10/1/2051 (d)	675	528
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (d)	15,848	12,979
Fannie Mae Pool #BU1062 2.50% 10/1/2051 (d)	462	377
Fannie Mae Pool #FM9086 2.50% 10/1/2051 (d)	147	120
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (d)	3,342	2,633
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (d)	458	361
Fannie Mae Pool #FM9492 2.50% 11/1/2051 (d)	10,702	8,941
Fannie Mae Pool #FM9694 2.50% 11/1/2051 (d)	5,041	4,223
Fannie Mae Pool #BT6033 2.50% 11/1/2051 (d)	614	502
Fannie Mae Pool #CB2292 3.00% 11/1/2051 (d)	14,907	12,953

U.S. Government Securities Fund	6

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM9632 3.00% 11/1/2051 (d)	USD11,103	$9,605
Fannie Mae Pool #FM9631 3.00% 11/1/2051 (d)	4,907	4,254
Fannie Mae Pool #CB2096 3.00% 11/1/2051 (d)	928	792
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (d)	1,497	1,179
Fannie Mae Pool #BU7817 2.00% 12/1/2051 (d)	540	422
Fannie Mae Pool #FM9783 2.00% 12/1/2051 (d)	461	360
Fannie Mae Pool #FM9930 2.00% 12/1/2051 (d)	445	348
Fannie Mae Pool #FS0433 2.50% 12/1/2051 (d)	31,387	26,410
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (d)	15,184	12,416
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (d)	6,636	5,526
Fannie Mae Pool #FM9804 2.50% 12/1/2051 (d)	5,574	4,666
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (d)	2,390	1,990
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (d)	1,165	970
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (d)	903	754
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (d)	894	745
Fannie Mae Pool #FM9905 2.50% 12/1/2051 (d)	703	575
Fannie Mae Pool #CB2414 3.00% 12/1/2051 (d)	32,364	28,162
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (d)	7,395	6,435
Fannie Mae Pool #CB2293 3.00% 12/1/2051 (d)	1,446	1,254
Fannie Mae Pool #BU1450 2.00% 1/1/2052 (d)	2,510	1,970
Fannie Mae Pool #FS0490 2.00% 1/1/2052 (d)	47	37
Fannie Mae Pool #BQ7059 2.00% 1/1/2052 (d)	31	24
Fannie Mae Pool #FS0235 2.50% 1/1/2052 (d)	5,705	4,665
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (d)	207	169
Fannie Mae Pool #BU1430 2.50% 1/1/2052 (d)	174	142
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (d)	167	137
Fannie Mae Pool #FS0369 2.50% 1/1/2052 (d)	23	19
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (d)	22	18
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (d)	15,607	13,498
Fannie Mae Pool #CB2667 3.00% 1/1/2052 (d)	41	35
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (d)	6,649	5,232
Fannie Mae Pool #CB2765 2.00% 2/1/2052 (d)	6,246	4,937
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (d)	4,178	3,288
Fannie Mae Pool #CB2850 2.00% 2/1/2052 (d)	4,122	3,222
Fannie Mae Pool #CB2927 2.00% 2/1/2052 (d)	4,056	3,170
Fannie Mae Pool #BT2177 2.00% 2/1/2052 (d)	1,992	1,567
Fannie Mae Pool #FS0523 2.50% 2/1/2052 (d)	1,813	1,510
Fannie Mae Pool #FS0546 2.50% 2/1/2052 (d)	1,315	1,076
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (d)	1,224	1,001
Fannie Mae Pool #BT6607 2.50% 2/1/2052 (d)	138	114
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (d)	4,516	3,930
Fannie Mae Pool #FS0674 3.00% 2/1/2052 (d)	662	566
Fannie Mae Pool #CB3040 2.00% 3/1/2052 (d)	13,171	10,329
Fannie Mae Pool #CB3095 2.00% 3/1/2052 (d)	9,557	7,469
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (d)	1,552	1,221
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (d)	1,544	1,215
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (d)	1,517	1,195
Fannie Mae Pool #BT2052 2.00% 3/1/2052 (d)	420	328
Fannie Mae Pool #BV4128 2.00% 3/1/2052 (d)	235	185
Fannie Mae Pool #BV7761 2.50% 3/1/2052 (d)	406	335
Fannie Mae Pool #CB3050 2.50% 3/1/2052 (d)	147	121
Fannie Mae Pool #BV4199 3.00% 3/1/2052 (d)	12,614	10,775
Fannie Mae Pool #FS5083 3.00% 3/1/2052 (d)	916	782
Fannie Mae Pool #CB3140 4.00% 3/1/2052 (d)	709	651
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (d)	19,173	15,087
Fannie Mae Pool #FS7498 2.00% 4/1/2052 (d)	6,805	5,355
Fannie Mae Pool #CB3353 2.50% 4/1/2052 (d)	716	586
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (d)	1,105	1,017
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (d)	2,607	2,057
Fannie Mae Pool #BV5578 3.00% 5/1/2052 (d)	725	620
Fannie Mae Pool #CB3496 3.00% 5/1/2052 (d)	21	18
Fannie Mae Pool #FS6031 2.00% 6/1/2052 (d)	1,756	1,373
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (d)	1,149	905
Fannie Mae Pool #FS9860 2.00% 6/1/2052 (d)	316	247
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (d)	242	190
Fannie Mae Pool #FS3546 3.50% 6/1/2052 (d)	656	585

7	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BU8727 3.50% 6/1/2052 (d)	USD47	$42
Fannie Mae Pool #MA4625 3.50% 6/1/2052 (d)	23	21
Fannie Mae Pool #CB3774 4.00% 6/1/2052 (d)	29,538	27,217
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (d)	2,285	2,105
Fannie Mae Pool #BW3570 4.00% 6/1/2052 (d)	334	306
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (d)	2,344	1,849
Fannie Mae Pool #MA4750 2.00% 7/1/2052 (d)	911	716
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (d)	22,803	18,677
Fannie Mae Pool #FS7057 2.50% 7/1/2052 (d)	27	22
Fannie Mae Pool #BV2616 3.00% 7/1/2052 (d)	9	7
Fannie Mae Pool #CB4020 4.00% 7/1/2052 (d)	32	30
Fannie Mae Pool #BW6180 4.00% 8/1/2052 (d)	234	214
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (d)	3,394	3,312
Fannie Mae Pool #BW7794 4.00% 9/1/2052 (d)	432	397
Fannie Mae Pool #BW8874 4.00% 9/1/2052 (d)	52	48
Fannie Mae Pool #CB5378 4.00% 9/1/2052 (d)	38	35
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (d)	7,434	7,013
Fannie Mae Pool #BW8497 4.50% 9/1/2052 (d)	5,151	4,876
Fannie Mae Pool #BW1258 3.00% 10/1/2052 (d)	23	20
Fannie Mae Pool #BW8736 4.00% 10/1/2052 (d)	974	895
Fannie Mae Pool #FS3393 4.00% 10/1/2052 (d)	135	124
Fannie Mae Pool #BX1202 4.00% 10/1/2052 (d)	84	77
Fannie Mae Pool #CB4819 4.00% 10/1/2052 (d)	44	40
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (d)	7,192	7,163
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (d)	6,434	6,408
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (d)	189	196
Fannie Mae Pool #FS5554 4.50% 11/1/2052 (d)	35,420	33,622
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (d)	315	299
Fannie Mae Pool #BW6960 4.00% 12/1/2052 (d)	958	880
Fannie Mae Pool #CB5400 4.00% 12/1/2052 (d)	378	348
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (d)	9,934	9,937
Fannie Mae Pool #BX2476 5.50% 12/1/2052 (d)	574	571
Fannie Mae Pool #CB5778 6.00% 12/1/2052 (d)	167	170
Fannie Mae Pool #BX1070 6.00% 12/1/2052 (d)	59	61
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (d)	1,607	1,520
Fannie Mae Pool #MA4894 6.00% 1/1/2053 (d)	22,181	22,616
Fannie Mae Pool #BX6121 6.00% 1/1/2053 (d)	9,409	9,608
Fannie Mae Pool #BX5931 6.00% 1/1/2053 (d)	442	451
Fannie Mae Pool #CB5545 6.50% 1/1/2053 (d)	1,333	1,384
Fannie Mae Pool #BY1370 3.50% 2/1/2053 (d)	226	201
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (d)	10,907	10,900
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (d)	7,365	7,557
Fannie Mae Pool #MA4920 6.00% 2/1/2053 (d)	1,502	1,527
Fannie Mae Pool #BX7703 6.50% 2/1/2053 (d)	2,607	2,695
Fannie Mae Pool #MA4963 3.50% 3/1/2053 (d)	51	46
Fannie Mae Pool #BX7779 5.50% 3/1/2053 (d)	4,663	4,658
Fannie Mae Pool #BX9431 5.50% 3/1/2053 (d)	4,087	4,080
Fannie Mae Pool #FS4152 5.50% 3/1/2053 (d)	3,377	3,375
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (d)	317	316
Fannie Mae Pool #FS4774 5.50% 3/1/2053 (d)	296	295
Fannie Mae Pool #CB5919 6.00% 3/1/2053 (d)	7,573	7,715
Fannie Mae Pool #BX6803 6.00% 3/1/2053 (d)	5,639	5,746
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (d)	5,592	5,704
Fannie Mae Pool #MA4942 6.00% 3/1/2053 (d)	1,033	1,054
Fannie Mae Pool #MA5026 3.50% 4/1/2053 (d)	55	49
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (d)	25,618	25,586
Fannie Mae Pool #BX8556 5.50% 4/1/2053 (d)	5,661	5,633
Fannie Mae Pool #BY0007 5.50% 4/1/2053 (d)	4,671	4,646
Fannie Mae Pool #BX9116 5.50% 4/1/2053 (d)	600	597
Fannie Mae Pool #MA4980 6.00% 4/1/2053 (d)	7,240	7,355
Fannie Mae Pool #CB6597 6.00% 4/1/2053 (d)	5,215	5,310
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (d)	3,659	3,819
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (d)	4,818	4,696
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (d)	3,817	3,723
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (d)	6,093	6,086
Fannie Mae Pool #BY0204 5.50% 5/1/2053 (d)	4,304	4,287

U.S. Government Securities Fund	8

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BY0091 5.50% 5/1/2053 (d)	USD766	$765
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (d)	57	57
Fannie Mae Pool #BY0849 5.50% 5/1/2053 (d)	46	46
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (d)	17,048	17,359
Fannie Mae Pool #BY2260 6.00% 5/1/2053 (d)	288	293
Fannie Mae Pool #BY2061 6.00% 5/1/2053 (d)	252	256
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (d)	715	741
Fannie Mae Pool #FS6257 4.00% 6/1/2053 (d)	229	211
Fannie Mae Pool #CB6455 4.00% 6/1/2053 (d)	64	59
Fannie Mae Pool #CB6471 4.50% 6/1/2053 (d)	2,936	2,781
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (d)	75	73
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (d)	34,504	34,461
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (d)	14,113	14,047
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (d)	40,493	41,230
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (d)	27,756	28,261
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (d)	18,326	18,694
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (d)	13,390	13,655
Fannie Mae Pool #FS4775 6.00% 6/1/2053 (d)	4,427	4,511
Fannie Mae Pool #BW5303 6.00% 6/1/2053 (d)	127	129
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (d)	17,794	18,458
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (d)	6,611	6,850
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (d)	5,839	6,053
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (d)	5,169	4,073
Fannie Mae Pool #MA5131 3.50% 7/1/2053 (d)	42	37
Fannie Mae Pool #CB6719 4.50% 7/1/2053 (d)	3,322	3,147
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (d)	1,010	984
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (d)	3,628	3,620
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (d)	2,630	2,676
Fannie Mae Pool #FS5517 6.00% 7/1/2053 (d)	2,263	2,312
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (d)	266	271
Fannie Mae Pool #CB6766 6.50% 7/1/2053 (d)	7,989	8,330
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (d)	5,778	5,472
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (d)	18	18
Fannie Mae Pool #BY8355 6.00% 8/1/2053 (d)	6,765	6,865
Fannie Mae Pool #BY8293 6.00% 8/1/2053 (d)	1,172	1,189
Fannie Mae Pool #CB7122 6.00% 9/1/2053 (d)	23,672	24,066
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (d)	661	672
Fannie Mae Pool #DA0030 6.50% 9/1/2053 (d)	96	99
Fannie Mae Pool #BY1369 3.50% 10/1/2053 (d)	202	179
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (d)	6,364	6,466
Fannie Mae Pool #CB7341 6.00% 10/1/2053 (d)	3,305	3,375
Fannie Mae Pool #FA2383 6.50% 10/1/2053 (d)	22,330	23,104
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (d)	6,051	6,270
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (d)	1,204	1,244
Fannie Mae Pool #DA3541 6.50% 10/1/2053 (d)	516	533
Fannie Mae Pool #FS7252 5.00% 11/1/2053 (d)	21,332	20,781
Fannie Mae Pool #MA5190 5.50% 11/1/2053 (d)	2,721	2,714
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (d)	355	354
Fannie Mae Pool #CB7438 6.00% 11/1/2053 (d)	24,518	24,911
Fannie Mae Pool #CB7480 6.00% 11/1/2053 (d)	17,453	17,743
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (d)	4,711	4,786
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (d)	5,944	6,185
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (d)	2,779	2,878
Fannie Mae Pool #DA5064 6.50% 11/1/2053 (d)	449	464
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (d)	126	130
Fannie Mae Pool #FS6601 3.50% 12/1/2053 (d)	874	776
Fannie Mae Pool #BY1300 3.50% 12/1/2053 (d)	520	462
Fannie Mae Pool #BY1456 3.50% 12/1/2053 (d)	253	225
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (d)	1,929	1,923
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (d)	52	52
Fannie Mae Pool #MA5216 6.00% 12/1/2053 (d)	5,459	5,547
Fannie Mae Pool #CB7617 6.00% 12/1/2053 (d)	3,682	3,738
Fannie Mae Pool #CB7624 6.50% 12/1/2053 (d)	65,476	67,674
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (d)	2,665	2,772
Fannie Mae Pool #CB7862 6.00% 1/1/2054 (d)	13,769	13,981
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (d)	8,809	8,950

9	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (d)	USD12,589	$13,006
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (d)	10,443	10,875
Fannie Mae Pool #FS6763 6.50% 1/1/2054 (d)	720	749
Fannie Mae Pool #DA4667 6.50% 1/1/2054 (d)	355	366
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (d)	226	226
Fannie Mae Pool #CB8003 6.00% 2/1/2054 (d)	43,440	44,054
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (d)	19,790	20,107
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (d)	5,173	5,276
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (d)	548	556
Fannie Mae Pool #FS7162 6.50% 2/1/2054 (d)	2,925	3,044
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (d)	618	639
Fannie Mae Pool #FS6855 6.50% 2/1/2054 (d)	500	521
Fannie Mae Pool #CB8018 6.50% 2/1/2054 (d)	19	20
Fannie Mae Pool #FS9508 4.50% 3/1/2054 (d)	16,999	16,105
Fannie Mae Pool #CB8143 5.50% 3/1/2054 (d)	13,205	13,188
Fannie Mae Pool #CB8148 5.50% 3/1/2054 (d)	9,247	9,212
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (d)	21,364	21,687
Fannie Mae Pool #CB8153 6.00% 3/1/2054 (d)	19,824	20,230
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (d)	3,545	3,613
Fannie Mae Pool #CB8226 6.50% 3/1/2054 (d)	21,851	22,635
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (d)	2,128	2,215
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (d)	28,094	28,050
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (d)	5,837	5,809
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (d)	11,692	12,111
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (d)	794	806
Fannie Mae Pool #CB8507 6.50% 5/1/2054 (d)	15,760	16,407
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (d)	313	312
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (d)	3,361	3,432
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (d)	2,404	2,442
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (d)	1,894	1,931
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (d)	1,800	1,834
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (d)	624	633
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (d)	1,876	1,941
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (d)	1,789	1,849
Fannie Mae Pool #DB4399 6.50% 6/1/2054 (d)	326	336
Fannie Mae Pool #DB6296 6.50% 6/1/2054 (d)	24	25
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (d)	2,353	2,347
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (d)	287	286
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (d)	10,987	11,137
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (d)	6,973	7,116
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (d)	6,486	6,611
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (d)	5,152	5,257
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (d)	3,919	3,994
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (d)	1,768	1,794
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (d)	1,561	1,590
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (d)	850	863
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (d)	412	417
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (d)	260	264
Fannie Mae Pool #FS8588 6.50% 7/1/2054 (d)	29,643	30,928
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (d)	21,043	21,826
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (d)	5,008	5,211
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (d)	3,014	3,121
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (d)	1,819	1,884
Fannie Mae Pool #FS8786 6.50% 7/1/2054 (d)	1,628	1,686
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (d)	715	744
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (d)	4,396	4,485
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (d)	4,008	4,060
Fannie Mae Pool #DB7692 6.00% 8/1/2054 (d)	3,844	3,896
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (d)	3,581	3,632
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (d)	2,318	2,350
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (d)	2,110	2,139
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (d)	1,944	1,974
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (d)	1,884	1,920
Fannie Mae Pool #FS8792 6.00% 8/1/2054 (d)	1,864	1,887
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (d)	807	824
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (d)	800	815

U.S. Government Securities Fund	10

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (d)	USD662	$676
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (d)	438	444
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (d)	329	333
Fannie Mae Pool #FS8934 6.50% 8/1/2054 (d)	15,647	16,289
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (d)	9,234	9,562
Fannie Mae Pool #FS8762 6.50% 8/1/2054 (d)	1,538	1,591
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (d)	336	350
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (d)	12,358	12,300
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (d)	7,001	6,973
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (d)	4,282	4,282
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (d)	3,624	3,616
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (d)	165	164
Fannie Mae Pool #DC2313 5.50% 9/1/2054 (d)	38	38
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (d)	37	37
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (d)	4,291	4,370
Fannie Mae Pool #BU5048 6.00% 9/1/2054 (d)	3,519	3,584
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (d)	1,617	1,637
Fannie Mae Pool #FS9004 6.00% 9/1/2054 (d)	955	974
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (d)	796	808
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (d)	550	560
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (d)	211	214
Fannie Mae Pool #MA5526 3.50% 10/1/2054 (d)	299	266
Fannie Mae Pool #DC6519 6.00% 10/1/2054 (d)	633	641
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (d)	272	276
Fannie Mae Pool #BU5049 6.50% 10/1/2054 (d)	2,468	2,556
Fannie Mae Pool #MA5572 3.50% 11/1/2054 (d)	553	491
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (d)	10,651	10,333
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (d)	7,152	7,139
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (d)	4,254	4,227
Fannie Mae Pool #DC5696 6.00% 11/1/2054 (d)	22,584	22,877
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (d)	10,098	10,279
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (d)	10,355	10,046
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (d)	6,074	5,906
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (d)	4,754	4,741
Fannie Mae Pool #BU5234 5.50% 12/1/2054 (d)	2,624	2,615
Fannie Mae Pool #BU5358 6.00% 12/1/2054 (d)	3,022	3,076
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (d)	1,071	1,084
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (d)	528	535
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (d)	292	296
Fannie Mae Pool #DC8825 6.50% 12/1/2054 (d)	303	315
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (d)	11,568	11,247
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (d)	431	428
Fannie Mae Pool #DC9703 6.00% 1/1/2055 (d)	12,609	12,799
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (d)	9,264	9,410
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (d)	1,069	1,083
Fannie Mae Pool #DC8604 6.00% 1/1/2055 (d)	429	435
Fannie Mae Pool #FP0137 6.50% 1/1/2055 (d)	115	119
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (d)	2	2
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (d)	938	932
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (d)	6,555	6,643
Fannie Mae Pool #DD0783 6.00% 2/1/2055 (d)	150	152
Fannie Mae Pool #MA5665 3.50% 3/1/2055 (d)	1,982	1,761
Fannie Mae Pool #FA3632 5.00% 3/1/2055 (d)	4,120	3,996
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (d)	9,258	9,188
Fannie Mae Pool #FA5240 5.50% 3/1/2055 (d)	2,172	2,172
Fannie Mae Pool #DD0223 5.50% 3/1/2055 (d)	31	31
Fannie Mae Pool #DD6414 6.50% 3/1/2055 (d)	842	871
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (d)	1,954	1,980
Fannie Mae Pool #DD8109 6.00% 4/1/2055 (d)	65	66
Fannie Mae Pool #DD6416 6.50% 4/1/2055 (d)	1,829	1,888
Fannie Mae Pool #CC0287 6.50% 4/1/2055 (d)	58	60
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (d)	2,093	2,026
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (d)	1,078	1,044
Fannie Mae Pool #DD7303 5.50% 6/1/2055 (d)	719	713
Fannie Mae Pool #BV1723 6.00% 6/1/2055 (d)	16,594	16,814
Fannie Mae Pool #DE1078 6.50% 6/1/2055 (d)	1,275	1,316

11	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #DE1166 6.50% 6/1/2055 (d)	USD210	$217
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (d)	65	66
Fannie Mae Pool #DE3184 6.50% 7/1/2055 (d)	234	241
Fannie Mae Pool #MA5763 7.00% 7/1/2055 (d)	11,956	12,521
Fannie Mae Pool #BV6163 3.50% 8/1/2055 (d)	1,105	982
Fannie Mae Pool #CC0859 5.50% 8/1/2055 (d)	1,132	1,130
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (d)	4,302	4,374
Fannie Mae Pool #DE6672 6.50% 8/1/2055 (d)	1,946	2,010
Fannie Mae Pool #DE5050 6.50% 8/1/2055 (d)	362	373
Fannie Mae Pool #DE6152 6.50% 8/1/2055 (d)	319	329
Fannie Mae Pool #MA5795 7.00% 8/1/2055 (d)	32,999	34,559
Fannie Mae Pool #FA2203 7.00% 8/1/2055 (d)	11,365	11,902
Fannie Mae Pool #BV6044 3.50% 9/1/2055 (d)	1,963	1,744
Fannie Mae Pool #MA5824 6.50% 9/1/2055 (d)	156	161
Fannie Mae Pool #MA5825 7.00% 9/1/2055 (d)	33,767	35,360
Fannie Mae Pool #FA4427 7.00% 10/1/2055 (d)	4,000	4,189
Fannie Mae Pool #MA5906 3.50% 12/1/2055 (d)	2,975	2,644
Fannie Mae Pool #MA5908 4.50% 12/1/2055 (d)	240	226
Fannie Mae Pool #DF7614 6.50% 12/1/2055 (d)	43	45
Fannie Mae Pool #DF6144 6.50% 1/1/2056 (d)	27	28
Fannie Mae Pool #DG1469 6.50% 2/1/2056 (d)	90	93
Fannie Mae Pool #BW2544 7.00% 2/1/2056 (d)	135	144
Fannie Mae Pool #DG5414 6.50% 3/1/2056 (d)	519	535
Fannie Mae Pool #CC3125 7.00% 5/1/2056 (d)	2,468	2,587
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (d)	11,014	10,121
Fannie Mae Pool #BF0141 5.50% 9/1/2056 (d)	313	311
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (d)	14,129	12,403
Fannie Mae Pool #BM6693 3.50% 8/1/2059 (d)	5,589	4,907
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (d)	9,142	8,023
Fannie Mae Pool #BF0480 3.50% 6/1/2060 (d)	5,785	5,098
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (d)	19,744	16,537
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (d)	16,092	12,799
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (d)	3,816	3,581
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (d)	6,700	5,577
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (d)	4,736	4,126
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (d)	3,951	3,442
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (d)	6,112	5,517
Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031 (d)	26	26
Fannie Mae, Series 2006-65, Class PF, (30-day Average USD-SOFR + 0.394%) 4.038% 7/25/2036 (d)(f)	138	137
Fannie Mae, Series 1999-T2, Class A1, 7.50% 1/19/2039 (d)(f)	59	60
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041 (d)	18	18
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 7/25/2036 (d)	124	108
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 9/25/2036 (d)	169	150
FARM Mortgage Trust, Series 2024-1, Class A, 4.654% 10/1/2053 (d)(f)(g)	11,623	10,946
Freddie Mac Pool #QS0124 1.50% 11/1/2030 (d)	165	157
Freddie Mac Pool #ZS1044 6.50% 2/1/2036 (d)	1	1
Freddie Mac Pool #ZI5486 6.50% 9/1/2036 (d)	2	2
Freddie Mac Pool #C91909 4.00% 11/1/2036 (d)	38	36
Freddie Mac Pool #1H1354 6.28% 11/1/2036 (d)(f)	21	22
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (d)	651	600
Freddie Mac Pool #SB1452 6.00% 4/1/2040 (d)	598	612
Freddie Mac Pool #SB8386 6.00% 5/1/2040 (d)	588	602
Freddie Mac Pool #RR0004 6.00% 6/1/2040 (d)	1,393	1,425
Freddie Mac Pool #RR0011 6.00% 7/1/2040 (d)	761	779
Freddie Mac Pool #SC0113 2.00% 12/1/2040 (d)	2,041	1,759
Freddie Mac Pool #G06459 5.00% 5/1/2041 (d)	715	712
Freddie Mac Pool #SC0169 2.00% 6/1/2041 (d)	3,541	3,035
Freddie Mac Pool #SC0175 2.00% 9/1/2041 (d)	6,924	5,943
Freddie Mac Pool #QK1181 2.00% 11/1/2041 (d)	5,722	4,892
Freddie Mac Pool #RB5138 2.00% 12/1/2041 (d)	29,066	24,844
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (d)	7,208	6,148
Freddie Mac Pool #RB5148 2.00% 3/1/2042 (d)	15,485	13,201
Freddie Mac Pool #ZL5084 4.00% 2/1/2043 (d)	21	20
Freddie Mac Pool #ZL5693 3.50% 4/1/2043 (d)	186	172
Freddie Mac Pool #ZL5891 3.50% 5/1/2043 (d)	251	232
Freddie Mac Pool #ZL6206 3.50% 6/1/2043 (d)	208	191

U.S. Government Securities Fund	12

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #G61082 3.00% 7/1/2043 (d)	USD2,299	$2,084
Freddie Mac Pool #ZL8486 3.50% 9/1/2044 (d)	1,108	1,013
Freddie Mac Pool #RB5317 6.50% 10/1/2044 (d)	523	541
Freddie Mac Pool #760013 5.137% 4/1/2045 (d)(f)	348	343
Freddie Mac Pool #760012 5.152% 4/1/2045 (d)(f)	420	414
Freddie Mac Pool #760014 4.634% 8/1/2045 (d)(f)	483	472
Freddie Mac Pool #ZS9495 3.50% 10/1/2045 (d)	5,768	5,290
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (d)	1,044	942
Freddie Mac Pool #ZS9844 3.50% 7/1/2046 (d)	956	869
Freddie Mac Pool #ZT0528 3.50% 8/1/2046 (d)	2,168	1,981
Freddie Mac Pool #760015 4.331% 1/1/2047 (d)(f)	1,064	1,036
Freddie Mac Pool #ZM3071 3.50% 4/1/2047 (d)	414	373
Freddie Mac Pool #ZM4549 3.50% 10/1/2047 (d)	435	391
Freddie Mac Pool #ZM4706 3.50% 11/1/2047 (d)	521	472
Freddie Mac Pool #ZT0538 3.50% 3/1/2048 (d)	849	770
Freddie Mac Pool #ZM5820 3.50% 3/1/2048 (d)	343	311
Freddie Mac Pool #ZM5824 3.50% 3/1/2048 (d)	342	310
Freddie Mac Pool #ZM5819 3.50% 3/1/2048 (d)	294	266
Freddie Mac Pool #ZM5995 3.50% 3/1/2048 (d)	275	249
Freddie Mac Pool #ZM5860 3.50% 3/1/2048 (d)	190	172
Freddie Mac Pool #ZM5861 3.50% 3/1/2048 (d)	166	151
Freddie Mac Pool #ZM5818 3.50% 3/1/2048 (d)	156	141
Freddie Mac Pool #ZM5886 3.50% 3/1/2048 (d)	108	98
Freddie Mac Pool #ZM5817 3.50% 3/1/2048 (d)	87	79
Freddie Mac Pool #ZT0539 4.00% 3/1/2048 (d)	13,625	12,690
Freddie Mac Pool #ZM5999 3.50% 4/1/2048 (d)	90	81
Freddie Mac Pool #ZM6462 4.00% 5/1/2048 (d)	315	293
Freddie Mac Pool #ZM6576 4.00% 5/1/2048 (d)	263	245
Freddie Mac Pool #ZM6461 4.00% 5/1/2048 (d)	138	129
Freddie Mac Pool #ZM6827 3.50% 6/1/2048 (d)	199	180
Freddie Mac Pool #ZM6826 3.50% 6/1/2048 (d)	119	107
Freddie Mac Pool #ZM6828 3.50% 6/1/2048 (d)	87	79
Freddie Mac Pool #ZM6835 4.00% 6/1/2048 (d)	575	535
Freddie Mac Pool #ZM7244 4.50% 7/1/2048 (d)	255	245
Freddie Mac Pool #ZM8137 4.50% 9/1/2048 (d)	1,015	978
Freddie Mac Pool #ZM8162 4.50% 9/1/2048 (d)	480	463
Freddie Mac Pool #ZM8110 4.50% 9/1/2048 (d)	321	309
Freddie Mac Pool #ZN4636 3.00% 10/1/2048 (d)	7,233	6,307
Freddie Mac Pool #ZT2472 4.50% 10/1/2048 (d)	520	496
Freddie Mac Pool #ZA6700 3.50% 4/1/2049 (d)	4,441	4,002
Freddie Mac Pool #QA0284 3.50% 6/1/2049 (d)	1,167	1,055
Freddie Mac Pool #SD7502 3.50% 7/1/2049 (d)	3,669	3,306
Freddie Mac Pool #QA1442 3.50% 8/1/2049 (d)	2,051	1,851
Freddie Mac Pool #RA1339 3.00% 9/1/2049 (d)	1,268	1,102
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (d)	348	314
Freddie Mac Pool #RA1580 3.50% 10/1/2049 (d)	2,784	2,520
Freddie Mac Pool #RA1463 3.50% 10/1/2049 (d)	2,677	2,423
Freddie Mac Pool #SD7513 3.50% 4/1/2050 (d)	37,512	33,862
Freddie Mac Pool #QB0758 3.00% 6/1/2050 (d)	927	792
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (d)	273	236
Freddie Mac Pool #RA3528 2.50% 9/1/2050 (d)	160	131
Freddie Mac Pool #RA3726 2.00% 10/1/2050 (d)	1,911	1,497
Freddie Mac Pool #RA3808 2.00% 10/1/2050 (d)	970	759
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (d)	11,094	8,775
Freddie Mac Pool #SD0477 2.00% 11/1/2050 (d)	1,887	1,477
Freddie Mac Pool #QB5838 2.50% 11/1/2050 (d)	151	124
Freddie Mac Pool #QB6579 2.00% 12/1/2050 (d)	4,283	3,352
Freddie Mac Pool #QB7061 2.00% 12/1/2050 (d)	3,190	2,500
Freddie Mac Pool #SD0467 2.00% 12/1/2050 (d)	683	535
Freddie Mac Pool #QB7053 2.00% 12/1/2050 (d)	310	243
Freddie Mac Pool #QB6890 2.00% 12/1/2050 (d)	293	229
Freddie Mac Pool #QB7243 2.00% 1/1/2051 (d)	2,807	2,197
Freddie Mac Pool #QB7817 2.00% 1/1/2051 (d)	850	665
Freddie Mac Pool #QB7858 2.00% 1/1/2051 (d)	510	399
Freddie Mac Pool #QB7255 2.00% 1/1/2051 (d)	502	393
Freddie Mac Pool #QB7230 2.00% 1/1/2051 (d)	24	18

13	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (d)	USD350	$277
Freddie Mac Pool #QB8370 2.00% 2/1/2051 (d)	238	187
Freddie Mac Pool #QC0085 2.00% 2/1/2051 (d)	221	173
Freddie Mac Pool #QB9090 2.00% 2/1/2051 (d)	75	59
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (d)	583	461
Freddie Mac Pool #RA5054 2.00% 4/1/2051 (d)	50,302	39,739
Freddie Mac Pool #RA4982 2.00% 4/1/2051 (d)	4,022	3,147
Freddie Mac Pool #QC1187 2.50% 4/1/2051 (d)	16,259	13,300
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (d)	22,003	17,424
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (d)	323	253
Freddie Mac Pool #SD3984 2.00% 5/1/2051 (d)	24	19
Freddie Mac Pool #RA5355 2.50% 5/1/2051 (d)	4,907	4,054
Freddie Mac Pool #RA5259 2.50% 5/1/2051 (d)	4,562	3,782
Freddie Mac Pool #RA5275 2.50% 5/1/2051 (d)	636	521
Freddie Mac Pool #QC3423 2.00% 6/1/2051 (d)	509	398
Freddie Mac Pool #SD1852 2.50% 6/1/2051 (d)	1,633	1,336
Freddie Mac Pool #RA5435 2.50% 6/1/2051 (d)	671	549
Freddie Mac Pool #QC3551 2.50% 7/1/2051 (d)	3,500	2,863
Freddie Mac Pool #QC4231 2.50% 7/1/2051 (d)	36	29
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (d)	1,195	1,038
Freddie Mac Pool #SD0718 2.50% 8/1/2051 (d)	911	746
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (d)	4,915	4,111
Freddie Mac Pool #RA5921 2.50% 9/1/2051 (d)	1,721	1,428
Freddie Mac Pool #QC7739 2.50% 9/1/2051 (d)	201	165
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (d)	1,578	1,368
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (d)	687	562
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (d)	401	348
Freddie Mac Pool #SD0740 3.50% 10/1/2051 (d)	930	827
Freddie Mac Pool #RA6212 4.00% 10/1/2051 (d)	275	253
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (d)	4,394	3,473
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (d)	4,626	3,856
Freddie Mac Pool #SD7548 2.50% 11/1/2051 (d)	3,396	2,840
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (d)	746	587
Freddie Mac Pool #QD2900 2.00% 12/1/2051 (d)	45	35
Freddie Mac Pool #RA6499 2.00% 12/1/2051 (d)	43	34
Freddie Mac Pool #SD8183 2.50% 12/1/2051 (d)	686	564
Freddie Mac Pool #SD0778 2.50% 12/1/2051 (d)	344	281
Freddie Mac Pool #QD5035 2.00% 1/1/2052 (d)	4,821	3,768
Freddie Mac Pool #SD0838 2.00% 1/1/2052 (d)	705	551
Freddie Mac Pool #QD7144 2.00% 1/1/2052 (d)	32	25
Freddie Mac Pool #QD4465 2.00% 1/1/2052 (d)	25	19
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (d)	9,249	7,568
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (d)	2,411	2,009
Freddie Mac Pool #QD6127 2.50% 1/1/2052 (d)	1,154	944
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (d)	772	669
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (d)	1,409	1,101
Freddie Mac Pool #QD7087 2.00% 2/1/2052 (d)	421	329
Freddie Mac Pool #RA6913 2.00% 2/1/2052 (d)	386	304
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (d)	355	279
Freddie Mac Pool #QD6951 2.00% 2/1/2052 (d)	32	25
Freddie Mac Pool #QD6848 2.50% 2/1/2052 (d)	178	145
Freddie Mac Pool #QE0849 2.50% 2/1/2052 (d)	169	140
Freddie Mac Pool #SD2962 2.50% 2/1/2052 (d)	45	37
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (d)	16,439	14,829
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (d)	1,564	1,398
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (d)	38,039	29,933
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (d)	8,467	6,663
Freddie Mac Pool #SD4071 2.00% 3/1/2052 (d)	6,713	5,247
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (d)	1,674	1,319
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (d)	231	181
Freddie Mac Pool #SD1450 2.50% 3/1/2052 (d)	1,888	1,574
Freddie Mac Pool #QD8807 2.50% 3/1/2052 (d)	215	176
Freddie Mac Pool #SD3226 2.50% 3/1/2052 (d)	196	160
Freddie Mac Pool #SD7553 3.00% 3/1/2052 (d)	13,347	11,597
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (d)	1,558	1,226
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (d)	3,525	2,887

U.S. Government Securities Fund	14

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (d)	USD1,089	$909
Freddie Mac Pool #SL0316 2.00% 5/1/2052 (d)	9,487	7,465
Freddie Mac Pool #8D0226 2.511% 5/1/2052 (d)(f)	4,791	4,380
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (d)	53,038	45,356
Freddie Mac Pool #QE1719 4.00% 5/1/2052 (d)	568	521
Freddie Mac Pool #SD6496 2.00% 6/1/2052 (d)	2,727	2,148
Freddie Mac Pool #SL3664 2.00% 6/1/2052 (d)	940	742
Freddie Mac Pool #SD8219 2.50% 6/1/2052 (d)	121	100
Freddie Mac Pool #RA7510 3.50% 6/1/2052 (d)	753	670
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (d)	11,423	10,843
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (d)	14,161	11,580
Freddie Mac Pool #QE6008 3.50% 7/1/2052 (d)	240	213
Freddie Mac Pool #QE4998 4.00% 7/1/2052 (d)	84	77
Freddie Mac Pool #SD1502 4.00% 7/1/2052 (d)	44	41
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (d)	1,521	1,197
Freddie Mac Pool #QE8992 4.00% 8/1/2052 (d)	304	279
Freddie Mac Pool #SD1441 4.00% 8/1/2052 (d)	175	161
Freddie Mac Pool #SD1382 4.00% 8/1/2052 (d)	48	44
Freddie Mac Pool #QE6678 4.00% 8/1/2052 (d)	25	23
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (d)	2,171	2,063
Freddie Mac Pool #SD8251 5.50% 8/1/2052 (d)	656	657
Freddie Mac Pool #SL3329 3.50% 9/1/2052 (d)	493	438
Freddie Mac Pool #QE9349 4.00% 9/1/2052 (d)	826	758
Freddie Mac Pool #QF1655 4.00% 9/1/2052 (d)	51	47
Freddie Mac Pool #QE9805 4.00% 9/1/2052 (d)	28	26
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (d)	9,545	9,048
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (d)	2,120	2,012
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (d)	1,379	1,309
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (d)	44,061	43,005
Freddie Mac Pool #SD8256 4.00% 10/1/2052 (d)	9,245	8,501
Freddie Mac Pool #QF1236 4.50% 10/1/2052 (d)	13,767	13,025
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (d)	879	834
Freddie Mac Pool #SD8258 5.00% 10/1/2052 (d)	12,561	12,252
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (d)	15,413	14,761
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (d)	22,535	22,439
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (d)	18,003	17,560
Freddie Mac Pool #QF4188 5.50% 12/1/2052 (d)	674	674
Freddie Mac Pool #QF4136 5.50% 12/1/2052 (d)	241	241
Freddie Mac Pool #SD8281 6.50% 12/1/2052 (d)	42,220	43,851
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (d)	174,724	170,427
Freddie Mac Pool #SD8290 6.00% 1/1/2053 (d)	38,853	39,489
Freddie Mac Pool #QF6121 6.00% 1/1/2053 (d)	387	394
Freddie Mac Pool #QF7144 5.50% 2/1/2053 (d)	6,680	6,648
Freddie Mac Pool #SD8301 6.00% 2/1/2053 (d)	6,894	7,006
Freddie Mac Pool #QF8351 5.50% 3/1/2053 (d)	1,426	1,419
Freddie Mac Pool #RA8748 6.00% 3/1/2053 (d)	8,975	9,181
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (d)	5,866	5,717
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (d)	397	387
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (d)	8,258	8,247
Freddie Mac Pool #QG1653 6.00% 4/1/2053 (d)	8,036	8,182
Freddie Mac Pool #QG0259 6.00% 4/1/2053 (d)	4,236	4,311
Freddie Mac Pool #SD3450 3.50% 5/1/2053 (d)	20	18
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (d)	950	900
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (d)	2,395	2,335
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (d)	11,134	11,120
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (d)	3,997	3,976
Freddie Mac Pool #QG2197 5.50% 5/1/2053 (d)	3,717	3,719
Freddie Mac Pool #QG3365 5.50% 5/1/2053 (d)	3,678	3,661
Freddie Mac Pool #QG1875 5.50% 5/1/2053 (d)	— (e)	— (e)
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (d)	66,249	67,455
Freddie Mac Pool #QG3763 6.00% 5/1/2053 (d)	7,409	7,543
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (d)	47,533	47,474
Freddie Mac Pool #QG4632 5.50% 6/1/2053 (d)	10,194	10,169
Freddie Mac Pool #QG5136 5.50% 6/1/2053 (d)	454	452
Freddie Mac Pool #QG4732 5.50% 6/1/2053 (d)	34	34
Freddie Mac Pool #SD8332 6.00% 6/1/2053 (d)	161,426	164,364

15	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QG5227 6.00% 6/1/2053 (d)	USD7,877	$8,009
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (d)	4,208	4,301
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (d)	3,694	3,768
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (d)	2,639	2,691
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (d)	2,366	2,438
Freddie Mac Pool #SD3240 6.00% 6/1/2053 (d)	1,643	1,674
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (d)	7,484	7,763
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (d)	6,792	7,041
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (d)	6,467	6,748
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (d)	6,100	6,366
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (d)	4,404	4,604
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (d)	3,336	3,479
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (d)	2,260	2,341
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (d)	2,050	2,154
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (d)	27	26
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (d)	7,615	7,598
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (d)	6,816	6,801
Freddie Mac Pool #SD3356 6.00% 7/1/2053 (d)	18,230	18,561
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (d)	119	121
Freddie Mac Pool #RA9381 6.50% 7/1/2053 (d)	15,909	16,553
Freddie Mac Pool #SL0707 3.50% 8/1/2053 (d)	45	40
Freddie Mac Pool #SD3620 5.50% 8/1/2053 (d)	12,392	12,352
Freddie Mac Pool #SD8350 6.00% 8/1/2053 (d)	178,767	181,741
Freddie Mac Pool #QG9159 6.00% 8/1/2053 (d)	6,873	6,981
Freddie Mac Pool #RA9636 6.00% 8/1/2053 (d)	2,892	2,940
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (d)	857	870
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (d)	3,762	3,754
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (d)	16,282	16,553
Freddie Mac Pool #SD3858 6.50% 9/1/2053 (d)	32	33
Freddie Mac Pool #QH0857 6.50% 9/1/2053 (d)	19	19
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (d)	45,800	46,533
Freddie Mac Pool #SD4546 6.00% 10/1/2053 (d)	17,706	17,966
Freddie Mac Pool #RJ0108 6.50% 10/1/2053 (d)	24,555	25,548
Freddie Mac Pool #SD8370 4.50% 11/1/2053 (d)	8,417	7,963
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (d)	4,089	4,237
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (d)	201	208
Freddie Mac Pool #RJ0325 6.50% 11/1/2053 (d)	44	45
Freddie Mac Pool #QH7176 6.50% 12/1/2053 (d)	45	46
Freddie Mac Pool #SD6284 2.00% 1/1/2054 (d)	2,794	2,198
Freddie Mac Pool #SD4699 6.00% 1/1/2054 (d)	37,940	38,548
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (d)	11,143	11,313
Freddie Mac Pool #SD4730 6.00% 1/1/2054 (d)	5,187	5,300
Freddie Mac Pool #SD4614 6.50% 1/1/2054 (d)	3,037	3,161
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (d)	2,900	2,997
Freddie Mac Pool #QH8689 6.50% 1/1/2054 (d)	1,988	2,061
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (d)	441	455
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (d)	424	422
Freddie Mac Pool #RJ0940 6.00% 2/1/2054 (d)	10,347	10,503
Freddie Mac Pool #SD4964 6.00% 2/1/2054 (d)	2,725	2,783
Freddie Mac Pool #SD4975 6.00% 2/1/2054 (d)	2,713	2,756
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (d)	2,024	2,055
Freddie Mac Pool #SL2362 6.50% 2/1/2054 (d)	47,812	49,745
Freddie Mac Pool #RJ0856 6.50% 2/1/2054 (d)	12,257	12,660
Freddie Mac Pool #RJ1066 5.50% 3/1/2054 (d)	13,475	13,454
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (d)	5,752	5,728
Freddie Mac Pool #SD5117 6.00% 3/1/2054 (d)	3,855	3,930
Freddie Mac Pool #RJ1076 6.00% 3/1/2054 (d)	1,450	1,472
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (d)	3,045	3,145
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (d)	6,301	6,292
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (d)	1,032	1,028
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (d)	1,329	1,354
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (d)	950	968
Freddie Mac Pool #RJ1348 6.00% 4/1/2054 (d)	645	657
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (d)	3,279	3,414
Freddie Mac Pool #QI4365 6.50% 4/1/2054 (d)	1,519	1,570
Freddie Mac Pool #RJ1419 5.50% 5/1/2054 (d)	1,466	1,463

U.S. Government Securities Fund	16

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ1429 6.00% 5/1/2054 (d)	USD6,194	$6,314
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (d)	1,297	1,324
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (d)	6	6
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (d)	17,200	17,808
Freddie Mac Pool #RJ1535 6.50% 5/1/2054 (d)	9,635	10,030
Freddie Mac Pool #SD5419 6.50% 5/1/2054 (d)	2,846	2,943
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (d)	7,173	6,972
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (d)	1,693	1,689
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (d)	3,191	3,253
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (d)	2,366	2,416
Freddie Mac Pool #SD5719 6.00% 6/1/2054 (d)	878	891
Freddie Mac Pool #QI7562 6.00% 6/1/2054 (d)	89	91
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (d)	3	3
Freddie Mac Pool #RJ1792 6.50% 6/1/2054 (d)	25,071	26,100
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (d)	9,010	9,329
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (d)	6,829	7,109
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (d)	3,493	3,636
Freddie Mac Pool #QI9079 6.50% 6/1/2054 (d)	1,175	1,213
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (d)	1,215	1,212
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (d)	287	285
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (d)	15,169	15,545
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (d)	11,240	11,410
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (d)	10,464	10,665
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (d)	8,989	9,133
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (d)	4,228	4,296
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (d)	3,089	3,135
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (d)	1,790	1,817
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (d)	1,724	1,757
Freddie Mac Pool #QJ0957 6.00% 7/1/2054 (d)	617	627
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (d)	31,690	32,697
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (d)	3,374	3,512
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (d)	2,710	2,802
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (d)	4,549	4,527
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (d)	3,701	3,695
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (d)	2,647	2,633
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (d)	2,626	2,620
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (d)	481	479
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (d)	29,571	29,989
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (d)	13,045	13,229
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (d)	3,959	4,015
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (d)	2,506	2,543
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (d)	1,274	1,299
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (d)	827	839
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (d)	20,613	21,348
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (d)	6,834	7,077
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (d)	6,640	6,856
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (d)	3,782	3,903
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (d)	2,276	2,369
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (d)	1,729	1,800
Freddie Mac Pool #QJ1576 6.50% 8/1/2054 (d)	661	683
Freddie Mac Pool #QJ4152 6.50% 8/1/2054 (d)	346	358
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (d)	7,538	7,503
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (d)	6,727	6,727
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (d)	3,167	3,167
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (d)	2,876	2,869
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (d)	205	204
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (d)	80	80
Freddie Mac Pool #SD6562 6.00% 9/1/2054 (d)	25,656	26,009
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (d)	9,769	9,951
Freddie Mac Pool #QJ3870 6.00% 9/1/2054 (d)	6,533	6,627
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (d)	4,819	4,909
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (d)	4,700	4,798
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (d)	4,653	4,747
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (d)	2,655	2,693
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (d)	2,204	2,245
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (d)	1,516	1,537

17	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (d)	USD4,117	$4,263
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (d)	2,531	2,635
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (d)	1,351	1,394
Freddie Mac Pool #QJ3334 6.50% 9/1/2054 (d)	1,289	1,335
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (d)	1,012	1,048
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (d)	604	626
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (d)	149	155
Freddie Mac Pool #QJ5450 6.50% 9/1/2054 (d)	29	30
Freddie Mac Pool #QJ4654 6.50% 9/1/2054 (d)	11	12
Freddie Mac Pool #RJ2664 5.00% 10/1/2054 (d)	167	162
Freddie Mac Pool #RJ2625 5.50% 10/1/2054 (d)	11,184	11,136
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (d)	1,455	1,448
Freddie Mac Pool #SD6686 6.00% 10/1/2054 (d)	257	261
Freddie Mac Pool #SD8483 3.50% 11/1/2054 (d)	357	317
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (d)	7,433	7,016
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (d)	4,304	4,179
Freddie Mac Pool #RJ2836 5.00% 11/1/2054 (d)	104	101
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (d)	36,376	36,149
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (d)	10,195	10,135
Freddie Mac Pool #QX0310 5.50% 11/1/2054 (d)	415	412
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (d)	10,575	10,231
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (d)	8,063	7,839
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (d)	5,280	5,133
Freddie Mac Pool #RJ3012 5.00% 12/1/2054 (d)	3,337	3,248
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (d)	1,744	1,696
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (d)	2,097	2,084
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (d)	487	484
Freddie Mac Pool #QX1881 6.00% 12/1/2054 (d)	2,514	2,560
Freddie Mac Pool #SD8500 3.50% 1/1/2055 (d)	1,821	1,619
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (d)	4,966	4,935
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (d)	37,117	37,795
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (d)	10,609	10,812
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (d)	652	662
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (d)	18,379	17,328
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (d)	9	9
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (d)	7,341	7,441
Freddie Mac Pool #QX7714 6.00% 2/1/2055 (d)	116	117
Freddie Mac Pool #QX6647 6.00% 2/1/2055 (d)	96	98
Freddie Mac Pool #QX5574 6.50% 2/1/2055 (d)	369	380
Freddie Mac Pool #QX6698 6.50% 2/1/2055 (d)	274	283
Freddie Mac Pool #QX6697 6.50% 2/1/2055 (d)	16	17
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (d)	305	303
Freddie Mac Pool #SL0673 6.50% 3/1/2055 (d)	44,453	46,106
Freddie Mac Pool #QX8785 6.50% 3/1/2055 (d)	93	97
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (d)	1,142	1,106
Freddie Mac Pool #SD8524 5.50% 4/1/2055 (d)	21	20
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (d)	1,980	2,006
Freddie Mac Pool #QX9880 6.50% 4/1/2055 (d)	319	329
Freddie Mac Pool #QX9932 6.50% 4/1/2055 (d)	190	196
Freddie Mac Pool #SD8537 3.50% 5/1/2055 (d)	1,933	1,718
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (d)	1,944	1,882
Freddie Mac Pool #QY3651 6.50% 5/1/2055 (d)	1,822	1,881
Freddie Mac Pool #QY2211 6.50% 5/1/2055 (d)	1,778	1,836
Freddie Mac Pool #RQ0017 3.50% 6/1/2055 (d)	248	221
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (d)	8,445	8,177
Freddie Mac Pool #SL1781 6.50% 6/1/2055 (d)	1,100	1,134
Freddie Mac Pool #QY6978 6.50% 6/1/2055 (d)	999	1,032
Freddie Mac Pool #RQ0062 4.50% 11/1/2055 (d)	491	462
Freddie Mac Pool #RQ0066 6.50% 11/1/2055 (d)	171	176
Freddie Mac Pool #RQ0074 4.50% 12/1/2055 (d)	2,976	2,799
Freddie Mac Pool #SL3368 6.00% 12/1/2055 (d)	4,889	4,955
Freddie Mac Pool #RQ0078 6.50% 12/1/2055 (d)	4,036	4,161
Freddie Mac Pool #RQ0081 3.50% 1/1/2056 (d)	1,419	1,261
Freddie Mac Pool #RQ0107 3.50% 4/1/2056 (d)	2,535	2,253
Freddie Mac Pool #RQ0121 6.50% 5/1/2056 (d)	6,928	7,146
Freddie Mac Pool #TB8699 6.50% 6/1/2056 (d)	692	715

U.S. Government Securities Fund	18

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #TC1068 7.00% 6/1/2056 (d)	USD155	$163
Freddie Mac Pool #RJ7223 5.50% 8/1/2056 (d)	5,674	5,646
Freddie Mac Pool #RJ7217 5.50% 8/1/2056 (d)	3,607	3,578
Freddie Mac Pool #SL6262 6.00% 8/1/2056 (d)	4,134	4,216
Freddie Mac Pool #RJ7466 5.50% 9/1/2056 (d)	3,319	3,302
Freddie Mac Pool #RJ7463 5.50% 9/1/2056 (d)	1,593	1,589
Freddie Mac, Series 3156, Class PF, (30-day Average USD-SOFR + 0.364%) 4.001% 5/15/2036 (d)(f)	276	274
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 4/25/2027 (d)	1,370	1,360
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 1/25/2028 (d)	551	544
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (d)	50,000	49,561
Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036 (d)	102	88
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036 (d)	233	197
Freddie Mac, Series 3213, Class OG, principal only, 0% 9/15/2036 (d)	64	59
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (d)	11,047	10,231
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (d)	8,207	6,987
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (d)	1,641	1,402
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (d)	12,632	11,738
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (d)(f)	12,285	11,364
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (d)	8,481	7,099
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (d)(f)	8,668	7,579
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (d)	4,914	4,361
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (d)(f)	2,411	2,309
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (d)	9,507	8,374
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 11/25/2057 (d)	1,851	1,780
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 3/25/2058 (d)	1,389	1,215
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (d)	7,059	6,188
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (d)	2,289	2,181
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (d)	8,096	7,058
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (d)	13,856	13,086
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (d)	3,556	3,122
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058 (d)	301	288
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (d)	8,537	7,912
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (d)	8,225	8,044
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (d)	41,803	40,689
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029 (d)	27,129	25,699
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (d)	14,411	13,634
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030 (d)	10,227	9,387
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030 (d)	4,381	3,895
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (d)	36,848	34,747
Government National Mortgage Assn. 4.50% 9/1/2056 (d)(h)	61,643	57,754
Government National Mortgage Assn. 4.50% 10/1/2056 (d)(h)	224,443	210,091
Government National Mortgage Assn. Pool #754335 6.50% 8/20/2029 (d)	28	29
Government National Mortgage Assn. Pool #754334 6.50% 10/20/2032 (d)	121	124
Government National Mortgage Assn. Pool #AH5901 3.75% 11/20/2034 (d)	528	505
Government National Mortgage Assn. Pool #754319 6.50% 1/20/2037 (d)	53	55
Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038 (d)	74	75
Government National Mortgage Assn. Pool #004182 5.50% 7/20/2038 (d)	10	10
Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038 (d)	30	31
Government National Mortgage Assn. Pool #738836 6.50% 11/20/2038 (d)	53	54
Government National Mortgage Assn. Pool #754287 6.50% 11/20/2038 (d)	48	49
Government National Mortgage Assn. Pool #AA4873 6.50% 12/20/2038 (d)	24	25
Government National Mortgage Assn. Pool #754314 6.50% 1/20/2039 (d)	327	337
Government National Mortgage Assn. Pool #741910 4.00% 2/15/2039 (d)	83	80
Government National Mortgage Assn. Pool #004367 4.00% 2/20/2039 (d)	9	9
Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039 (d)	162	162
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (d)	442	450
Government National Mortgage Assn. Pool #004636 4.50% 2/20/2040 (d)	278	271
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040 (d)	662	666
Government National Mortgage Assn. Pool #736089 5.00% 6/15/2040 (d)	114	113
Government National Mortgage Assn. Pool #736084 5.00% 6/15/2040 (d)	91	91
Government National Mortgage Assn. Pool #005040 5.00% 4/20/2041 (d)	24	23
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041 (d)	1,267	1,260
Government National Mortgage Assn. Pool #005112 6.50% 7/20/2041 (d)	43	44
Government National Mortgage Assn. Pool #005157 4.00% 8/20/2041 (d)	74	69
Government National Mortgage Assn. Pool #005187 5.50% 9/20/2041 (d)	57	57
Government National Mortgage Assn. Pool #754636 3.50% 11/20/2041 (d)	279	256

19	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (d)	USD2,660	$2,587
Government National Mortgage Assn. Pool #754591 4.00% 1/20/2042 (d)	813	766
Government National Mortgage Assn. Pool #754637 4.00% 1/20/2042 (d)	333	314
Government National Mortgage Assn. Pool #AA2589 3.50% 3/20/2043 (d)	439	403
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048 (d)	8	8
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (d)	15	15
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (d)	8,852	7,118
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050 (d)	3,838	3,208
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (d)	10,018	8,056
Government National Mortgage Assn. Pool #MA7192 2.00% 2/20/2051 (d)	44,642	35,900
Government National Mortgage Assn. Pool #MA7533 2.00% 8/20/2051 (d)	17,555	14,106
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051 (d)	22,259	18,642
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (d)	3,865	3,221
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (d)	7,395	6,173
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (d)	40,421	33,677
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052 (d)	14,923	12,443
Government National Mortgage Assn. Pool #MA7880 2.00% 2/20/2052 (d)	15,931	12,796
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (d)	33,649	28,171
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (d)	4,688	3,928
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (d)	17,774	14,964
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (d)	10,762	9,007
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (d)	8,723	7,297
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (d)	4,374	3,810
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (d)	3,293	2,869
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (d)	22,178	19,833
Government National Mortgage Assn. Pool #MA8147 2.50% 7/20/2052 (d)	253	212
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (d)	4,096	3,663
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (d)	22,009	19,597
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (d)	35,206	32,431
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (d)	4,167	3,838
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (d)	2,592	2,388
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (d)	30,841	29,233
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (d)	34,318	32,525
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (d)	13,315	12,603
Government National Mortgage Assn. Pool #MA9772 2.00% 6/20/2054 (d)	89	72
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (d)	13,249	12,071
Government National Mortgage Assn. Pool #MB0144 4.00% 1/20/2055 (d)	42,290	38,303
Government National Mortgage Assn. Pool #MB0147 5.50% 1/20/2055 (d)	4,929	4,914
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (d)	1,677	1,671
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (d)	15,041	14,983
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (d)	15,086	15,023
Government National Mortgage Assn. Pool #MB0556 5.50% 8/20/2055 (d)	2,264	2,254
Government National Mortgage Assn. Pool #892950 5.119% 7/20/2060 (d)(f)	8	8
Government National Mortgage Assn. Pool #710077 4.70% 5/20/2061 (d)	10	10
Government National Mortgage Assn. Pool #751409 4.95% 7/20/2061 (d)	1	— (e)
Government National Mortgage Assn. Pool #795471 5.197% 2/20/2062 (d)	— (e)	— (e)
Government National Mortgage Assn. Pool #759735 4.756% 3/20/2062 (d)	— (e)	— (e)
Government National Mortgage Assn. Pool #767610 4.556% 11/20/2062 (d)	— (e)	— (e)
Government National Mortgage Assn. Pool #767641 4.485% 5/20/2063 (d)	— (e)	— (e)
Government National Mortgage Assn. Pool #795533 4.78% 5/20/2063 (d)	— (e)	— (e)
Government National Mortgage Assn. Pool #894475 6.01% 10/20/2063 (d)(f)	115	119
Government National Mortgage Assn. Pool #AG8068 4.78% 1/20/2064 (d)	1	1
Government National Mortgage Assn. Pool #894482 5.951% 2/20/2064 (d)(f)	278	285
Government National Mortgage Assn. Pool #AG8149 4.707% 6/20/2064 (d)(f)	14	14
Government National Mortgage Assn. Pool #AG8150 4.919% 7/20/2064 (d)	1	1
Government National Mortgage Assn. Pool #AG8156 5.13% 7/20/2064 (d)(f)	2	2
Government National Mortgage Assn. Pool #AG8155 5.198% 7/20/2064 (d)	1	1
Government National Mortgage Assn. Pool #AG8194 4.213% 9/20/2064 (d)	3	3
Government National Mortgage Assn. Pool #AG8189 5.197% 9/20/2064 (d)	1	1
Government National Mortgage Assn., Series 2003-46, Class NB, 5.00% 6/20/2033 (d)	21	21
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year UST Yield Curve Rate T Note Constant Maturity + 0.70%) 4.69% 5/20/2062 (d)(f)	42	42
Government National Mortgage Assn., Series 2012-H20, Class PT, 4.74% 7/20/2062 (d)(f)	27	27
Government National Mortgage Assn., Series 2012-H23, Class FI, interest only, 0.872% 10/20/2062 (d)(f)	49	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (d)	5,193	3,748
Government National Mortgage Assn. Pool #AL7438 4.68% 1/20/2065 (d)	1	1

U.S. Government Securities Fund	20

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 2.00% 9/1/2041 (d)(h)		USD22,648	$20,464
Uniform Mortgage-Backed Security 2.00% 10/1/2041 (d)(h)		6,452	5,829
Uniform Mortgage-Backed Security 2.50% 9/1/2041 (d)(h)		10,880	10,023
Uniform Mortgage-Backed Security 4.00% 9/1/2041 (d)(h)		16,000	15,310
Uniform Mortgage-Backed Security 5.00% 9/1/2041 (d)(h)		15,000	14,932
Uniform Mortgage-Backed Security 2.50% 10/1/2041 (d)(h)		4,541	4,182
Uniform Mortgage-Backed Security 2.00% 9/1/2056 (d)(h)		9,334	7,284
Uniform Mortgage-Backed Security 2.50% 9/1/2056 (d)(h)		135,818	110,893
Uniform Mortgage-Backed Security 3.00% 9/1/2056 (d)(h)		39,306	33,530
Uniform Mortgage-Backed Security 3.50% 9/1/2056 (d)(h)		10,348	9,185
Uniform Mortgage-Backed Security 4.00% 9/1/2056 (d)(h)		46,949	42,875
Uniform Mortgage-Backed Security 4.50% 9/1/2056 (d)(h)		3,912	3,675
Uniform Mortgage-Backed Security 5.00% 9/1/2056 (d)(h)		21,455	20,713
Uniform Mortgage-Backed Security 5.50% 9/1/2056 (d)(h)		4,901	4,854
Uniform Mortgage-Backed Security 6.00% 9/1/2056 (d)(h)		132,856	134,381
Uniform Mortgage-Backed Security 6.50% 9/1/2056 (d)(h)		261,627	269,681
Uniform Mortgage-Backed Security 2.00% 10/1/2056 (d)(h)		55,263	43,101
Uniform Mortgage-Backed Security 2.50% 10/1/2056 (d)(h)		53,982	44,046
Uniform Mortgage-Backed Security 3.00% 10/1/2056 (d)(h)		102,833	87,649
Uniform Mortgage-Backed Security 3.50% 10/1/2056 (d)(h)		29,929	26,544
Uniform Mortgage-Backed Security 4.00% 10/1/2056 (d)(h)		23,704	21,630
Uniform Mortgage-Backed Security 4.50% 10/1/2056 (d)(h)		8,285	7,774
Uniform Mortgage-Backed Security 5.00% 10/1/2056 (d)(h)		46,396	44,736
Uniform Mortgage-Backed Security 5.50% 10/1/2056 (d)(h)		6,844	6,768
Uniform Mortgage-Backed Security 6.00% 10/1/2056 (d)(h)		515,926	521,024
Uniform Mortgage-Backed Security 6.50% 10/1/2056 (d)(h)		187,091	192,529
Total mortgage-backed obligations			7,774,418
Federal agency bonds & notes 0.80%
Fannie Mae 0.75% 10/8/2027		21,700	20,891
Fannie Mae 0.875% 8/5/2030 (a)		63,500	55,353
Fannie Mae 7.125% 1/15/2030		5,000	5,408
Federal Home Loan Bank 3.25% 11/16/2028		56,500	55,340
Federal Home Loan Bank 5.50% 7/15/2036		1,000	1,050
Tennessee Valley Authority 2.875% 2/1/2027		5,000	4,976
Tennessee Valley Authority 4.875% 5/15/2035		30,000	30,102
Tennessee Valley Authority 4.65% 6/15/2035		4,480	4,427
Tennessee Valley Authority 5.88% 4/1/2036		3,625	3,898
Tennessee Valley Authority, Series 2008, Class A, 4.875% 1/15/2048		3,300	3,056
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033		1,035	979
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027		3,290	3,246
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028		940	919
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029		620	599
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030		555	531
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031		674	638
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032		690	646
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033		545	505
			192,564
Total bonds, notes & other debt instruments (cost: $20,607,832,000)			19,842,608
Short-term securities 25.60%	Weighted average yield at acquisition
U.S. Treasury bills 16.47%
U.S. Treasury 9/1/2026	3.579%	100,000	100,000
U.S. Treasury 9/3/2026	3.584	400,000	399,920
U.S. Treasury 9/15/2026	3.457	200,000	199,719
U.S. Treasury 9/22/2026	3.710	250,000	249,470
U.S. Treasury 9/29/2026	3.366	350,000	348,996
U.S. Treasury 10/8/2026	3.687	150,000	149,427
U.S. Treasury 10/22/2026	3.697	100,000	99,471
U.S. Treasury 10/29/2026	3.668	650,000	646,077
U.S. Treasury 11/5/2026	3.652	375,000	372,465

21	U.S. Government Securities Fund

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
U.S. Treasury bills (continued)
U.S. Treasury 11/12/2026	3.583%	USD100,000	$99,254
U.S. Treasury 12/1/2026	3.751	250,000	247,648
U.S. Treasury 12/22/2026	3.716	250,000	247,049
U.S. Treasury 12/29/2026	3.769	100,000	98,739
U.S. Treasury 1/7/2027	3.686	150,000	147,981
U.S. Treasury 2/11/2027	3.787	250,000	245,649
U.S. Treasury 2/18/2027	3.751	150,000	147,276
U.S. Treasury 2/25/2027	3.752	150,000	147,158
			3,946,299
		Shares
Money market investments 9.13%
Capital Group Central Cash Fund 3.78% (i)(j)		21,859,764	2,185,758
Total short-term securities (cost: $6,132,276,000)			6,132,057
Options purchased (equity style) 0.07%
Options purchased (equity style)*			16,932
Total options purchased (equity style) (cost: $12,243,000)			16,932
Total investment securities 108.51% (cost: $26,752,351,000)			25,991,597
Total options written† (0.13)% (premium received: $23,352,000)			(31,426)
Other assets less liabilities (8.38)%			(2,006,262)
Net assets 100.00%			$23,953,909
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 8/31/2026 (000)
Call
10 Year U.S. Treasury Note Futures Option	1,175	9/25/2026	USD110.00	USD117,500	$37
10 Year U.S. Treasury Note Futures Option	3,525	9/25/2026	110.50	352,500	55
					$92
Put
3 Month SOFR Futures Option	6,180	12/11/2026	USD97.00	USD1,545,000	$16,840
					$16,932
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 8/31/2026 (000)
Put
3 Month SOFR Futures Option	9,813	12/11/2026	USD95.94	USD(2,453,250)	$(3,864)
3 Month SOFR Futures Option	12,369	12/11/2026	96.62	(3,092,250)	(22,187)
3 Month SOFR Futures Option	6,616	6/11/2027	95.75	(1,654,000)	(5,375)
					$(31,426)

U.S. Government Securities Fund	22

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 8/31/2026 (000)
30 Day Federal Funds Futures	Short	1,960	9/1/2026	USD(787,085)	$(370)
3 Month SOFR Futures	Long	478	12/16/2026	114,869	(231)
3 Month SOFR Futures	Short	1,179	3/17/2027	(282,709)	13
3 Month SOFR Futures	Long	12,772	3/15/2028	3,057,776	(3,945)
2 Year U.S. Treasury Note Futures	Long	33,745	1/6/2027	6,925,634	(16,309)
5 Year U.S. Treasury Note Futures	Long	36,993	1/6/2027	3,910,276	(17,489)
10 Year Ultra U.S. Treasury Note Futures	Long	10,346	12/31/2026	1,132,079	(6,730)
10 Year U.S. Treasury Note Futures	Long	1,936	12/31/2026	208,423	(1,330)
20 Year U.S. Treasury Bond Futures	Long	4,556	12/31/2026	494,896	(1,890)
30 Year Ultra U.S. Treasury Bond Futures	Long	1,386	12/31/2026	152,503	(1,488)
					$(49,769)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 8/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 8/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.848%	Annual	11/15/2026	USD49,154	$5	$—	$5
SOFR	Annual	3.8045%	Annual	12/15/2026	25,400	11	—	11
3.53%	Annual	SOFR	Annual	1/23/2027	96,800	(180)	—	(180)
3.5405%	Annual	SOFR	Annual	1/23/2027	160,200	(290)	—	(290)
3.535%	Annual	SOFR	Annual	1/23/2027	173,500	(318)	—	(318)
2.594%	At maturity	U.S. Urban CPI	At maturity	2/6/2027	102,450	(873)	—	(873)
2.59%	At maturity	U.S. Urban CPI	At maturity	2/6/2027	109,239	(935)	—	(935)
2.529%	At maturity	U.S. Urban CPI	At maturity	2/12/2027	107,408	(982)	—	(982)
2.53%	At maturity	U.S. Urban CPI	At maturity	2/13/2027	106,600	(973)	—	(973)
2.524%	At maturity	U.S. Urban CPI	At maturity	2/13/2027	212,900	(1,955)	—	(1,955)
SOFR	Annual	4.186%	Annual	2/18/2027	682,600	(486)	—	(486)
3.761%	Annual	SOFR	Annual	2/20/2027	160,600	(203)	—	(203)
3.7645%	Annual	SOFR	Annual	2/20/2027	320,800	(400)	—	(400)
U.S. Urban CPI	At maturity	2.47%	At maturity	2/23/2027	726,887	7,040	—	7,040
4.5895%	Annual	SOFR	Annual	5/6/2027	316,985	1,040	—	1,040
U.S. Urban CPI	At maturity	2.99%	At maturity	5/29/2027	52,196	(142)	—	(142)
U.S. Urban CPI	At maturity	3.125%	At maturity	6/4/2027	270,598	(1,403)	—	(1,403)
U.S. Urban CPI	At maturity	3.195%	At maturity	6/5/2027	55,267	(334)	—	(334)
U.S. Urban CPI	At maturity	3.07%	At maturity	6/9/2027	35,000	(195)	—	(195)
U.S. Urban CPI	At maturity	3.07%	At maturity	6/10/2027	15,846	(91)	—	(91)
U.S. Urban CPI	At maturity	3.0475%	At maturity	6/11/2027	126,800	(727)	—	(727)
U.S. Urban CPI	At maturity	2.925%	At maturity	6/15/2027	15,800	(84)	—	(84)
U.S. Urban CPI	At maturity	2.935%	At maturity	6/15/2027	126,800	(683)	—	(683)
U.S. Urban CPI	At maturity	2.78%	At maturity	6/16/2027	126,800	(516)	—	(516)
U.S. Urban CPI	At maturity	2.60%	At maturity	6/18/2027	63,400	(171)	—	(171)
U.S. Urban CPI	At maturity	2.379%	At maturity	6/23/2027	59,370	(88)	—	(88)
U.S. Urban CPI	At maturity	2.216%	At maturity	6/26/2027	79,229	(36)	—	(36)
U.S. Urban CPI	At maturity	2.1575%	At maturity	7/1/2027	63,383	(51)	—	(51)
U.S. Urban CPI	At maturity	2.1625%	At maturity	7/2/2027	63,383	(61)	—	(61)
U.S. Urban CPI	At maturity	2.126875%	At maturity	7/6/2027	126,767	(132)	—	(132)
U.S. Urban CPI	At maturity	2.086%	At maturity	7/7/2027	158,459	(120)	—	(120)
U.S. Urban CPI	At maturity	2.13%	At maturity	7/8/2027	31,692	(41)	—	(41)
U.S. Urban CPI	At maturity	2.089167%	At maturity	7/14/2027	47,538	(73)	—	(73)
U.S. Urban CPI	At maturity	1.9475%	At maturity	7/17/2027	31,692	(15)	—	(15)
U.S. Urban CPI	At maturity	1.865%	At maturity	7/30/2027	31,803	(34)	—	(34)
U.S. Urban CPI	At maturity	1.97%	At maturity	7/31/2027	47,681	(104)	—	(104)
U.S. Urban CPI	At maturity	1.95%	At maturity	8/3/2027	47,681	(82)	—	(82)

23	U.S. Government Securities Fund

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 8/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 8/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
U.S. Urban CPI	At maturity	1.81%	At maturity	8/7/2027	USD170,831	$68	$—	$68
3.45%	Annual	SOFR	Annual	2/1/2028	166,200	(1,734)	—	(1,734)
3.47%	Annual	SOFR	Annual	2/2/2028	43,700	(445)	—	(445)
U.S. EFFR	Annual	2.32625%	Annual	4/18/2029	60,500	2,780	—	2,780
SOFR	Annual	3.5485%	Annual	1/29/2030	69,600	1,489	—	1,489
SOFR	Annual	3.529%	Annual	1/29/2030	64,000	1,408	—	1,408
SOFR	Annual	3.528%	Annual	1/29/2030	52,400	1,155	—	1,155
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	233,200	27,933	—	27,933
3.18%	Annual	SOFR	Annual	4/17/2030	33,200	(1,160)	—	(1,160)
3.275%	Annual	SOFR	Annual	4/18/2030	33,200	(1,056)	—	(1,056)
3.353%	Annual	SOFR	Annual	4/19/2030	33,200	(970)	—	(970)
3.342%	Annual	SOFR	Annual	4/19/2030	33,200	(982)	—	(982)
3.344%	Annual	SOFR	Annual	4/20/2030	33,200	(982)	—	(982)
3.128%	Annual	SOFR	Annual	4/28/2030	33,200	(1,228)	—	(1,228)
3.285%	Annual	SOFR	Annual	5/1/2030	33,200	(1,054)	—	(1,054)
3.259%	Annual	SOFR	Annual	5/1/2030	33,100	(1,080)	—	(1,080)
3.186%	Annual	SOFR	Annual	5/9/2030	33,100	(1,168)	—	(1,168)
3.215%	Annual	SOFR	Annual	5/10/2030	33,200	(1,139)	—	(1,139)
3.29%	Annual	SOFR	Annual	5/19/2030	39,700	(1,270)	—	(1,270)
3.31%	Annual	SOFR	Annual	6/9/2030	203,200	(6,452)	—	(6,452)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	111,300	15,026	—	15,026
3.43574%	Annual	SOFR	Annual	6/17/2031	77,566	(2,678)	—	(2,678)
SOFR	Annual	3.326%	Annual	9/19/2032	137,995	6,843	—	6,843
SOFR	Annual	3.4225%	Annual	9/22/2032	138,970	6,186	—	6,186
SOFR	Annual	3.703%	Annual	4/14/2033	245,055	8,068	—	8,068
SOFR	Annual	4.15%	Annual	5/15/2033	10,800	81	—	81
SOFR	Annual	4.1615%	Annual	5/15/2033	4,500	31	—	31
SOFR	Annual	3.10%	Annual	6/20/2033	21,400	1,484	—	1,484
4.0135%	Annual	SOFR	Annual	8/21/2033	15,000	(244)	—	(244)
SOFR	Annual	3.6038%	Annual	1/8/2034	61,600	2,682	—	2,682
SOFR	Annual	3.8045%	Annual	2/9/2036	71,100	3,065	—	3,065
SOFR	Annual	3.846%	Annual	2/9/2036	70,900	2,830	—	2,830
SOFR	Annual	3.817%	Annual	2/10/2036	106,000	4,468	—	4,468
SOFR	Annual	3.73632%	Annual	6/17/2036	86,542	4,386	—	4,386
SOFR	Annual	3.175%	Annual	2/1/2038	92,000	9,019	—	9,019
3.065%	Annual	SOFR	Annual	4/7/2040	16,700	(2,435)	—	(2,435)
3.616%	Annual	SOFR	Annual	8/5/2044	69,500	(8,282)	—	(8,282)
3.561%	Annual	SOFR	Annual	8/9/2044	59,700	(7,521)	—	(7,521)
SOFR	Annual	3.41%	Annual	7/28/2045	172,600	26,019	—	26,019
SOFR	Annual	3.01413%	Annual	1/12/2053	17,216	4,168	—	4,168
SOFR	Annual	3.02%	Annual	1/12/2053	17,200	4,149	—	4,149
SOFR	Annual	2.974%	Annual	4/17/2053	10,400	2,592	—	2,592
SOFR	Annual	3.044%	Annual	4/18/2053	10,500	2,504	—	2,504
SOFR	Annual	3.0875%	Annual	4/19/2053	10,500	2,434	—	2,434
SOFR	Annual	3.1035%	Annual	4/19/2053	10,500	2,408	—	2,408
SOFR	Annual	3.0895%	Annual	4/20/2053	10,500	2,431	—	2,431
SOFR	Annual	2.9405%	Annual	4/28/2053	10,600	2,697	—	2,697
SOFR	Annual	3.47875%	Annual	8/5/2054	53,000	9,226	—	9,226
SOFR	Annual	3.415%	Annual	8/9/2054	45,400	8,359	—	8,359
4.275%	Annual	SOFR	Annual	6/9/2056	53,970	(2,575)	—	(2,575)
4.07464%	Annual	SOFR	Annual	6/17/2056	21,731	(1,743)	—	(1,743)
4.555%	Annual	SOFR	Annual	8/20/2056	111,000	(206)	—	(206)
						$114,903	$—	$114,903

U.S. Government Securities Fund	24

Investments in affiliates (j)

	Value at 9/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2026 (000)	Dividend or interest income (000)
Short-term securities 9.13%
Money market investments 9.13%
Capital Group Central Cash Fund 3.78% (i)	$1,572,898	$13,195,746	$12,582,984	$363	$(265)	$2,185,758	$48,631

(a)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $230,741,000, which represented 0.96% of the net assets of the fund.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Index-linked bond whose principal amount moves with a government price index.
(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)	Amount less than one thousand.
(f)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(g)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,946,000, which represented
0.05% of the net assets of the fund.

(h)	Represents securities transacted on a TBA basis.
(i)	Rate represents the seven-day yield at 8/31/2026.
(j)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
Assn. = Association
CPI = Consumer Price Index
EFFR = Effective Federal Funds Rate
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

25	U.S. Government Securities Fund

Financial statements
Statement of assets and liabilities at August 31, 2026

(dollars in thousands)
Assets:
Investment securities, at value (includes $10,017 of investment securities on loan):
Unaffiliated issuers (cost: $24,566,596)	$23,805,839
Affiliated issuers (cost: $2,185,755)	2,185,758	$25,991,597
Cash		1,204
Receivables for:
Sales of investments	2,825,563
Sales of fund’s shares	5,875
Dividends and interest	117,673
Securities lending income	4
Variation margin on futures contracts	105
Variation margin on centrally cleared swap contracts	7,682	2,956,902
		28,949,703
Liabilities:
Options written, at value (premium received: $23,352)		31,426
Payables for:
Purchases of investments	4,924,958
Repurchases of fund’s shares	16,082
Dividends on fund’s shares	1,156
Investment advisory services	4,272
Services provided by related parties	1,511
Trustees’ deferred compensation	480
Variation margin on futures contracts	11,516
Variation margin on centrally cleared swap contracts	4,248
Other	145	4,964,368
Net assets at August 31, 2026		$23,953,909
Net assets consist of:
Capital paid in on shares of beneficial interest		$27,967,512
Total distributable earnings (accumulated loss)		(4,013,603)
Net assets at August 31, 2026		$23,953,909

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,050,388 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$2,486,507	212,819	$11.68
Class C	46,962	4,047	11.60
Class F-1	62,390	5,341	11.68
Class F-2	928,476	79,464	11.68
Class F-3	880,569	75,359	11.69
Class 529-A	145,450	12,449	11.68
Class 529-C	4,252	367	11.58
Class 529-E	5,295	453	11.68
Class 529-F-2	29,953	2,563	11.69
Class 529-F-3	10	1	11.69
Class R-1	6,886	593	11.61
Class R-2	60,157	5,183	11.61
Class R-2E	6,194	531	11.67
Class R-3	89,717	7,683	11.68
Class R-4	94,692	8,102	11.69
Class R-5E	43,750	3,745	11.68
Class R-5	29,955	2,562	11.69
Class R-6	19,032,694	1,629,126	11.68

Refer to the notes to financial statements.

U.S. Government Securities Fund	26

Financial statements (continued)
Statement of operations for the year ended August 31, 2026

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers	$1,005,963
Dividends from affiliated issuers	48,631
Securities lending income (net of fees)	12	$1,054,606
Fees and expenses*:
Investment advisory services	53,192
Distribution services	9,208
Transfer agent services	5,677
Administrative services	7,200
529 plan services	99
Reports to shareholders	235
Registration statement and prospectus	925
Trustees’ compensation	210
Auditing and legal	308
Custodian	54
Other	39
Total fees and expenses before waivers and/or reimbursements	77,147
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waiver	4,605
Total fees and expenses after waivers and/or reimbursements		72,542
Net investment income		982,064
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(67,580)
Affiliated issuers	363
Options written	(4,094)
Futures contracts	(318,855)
Swap contracts	49,555	(340,611)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(375,439)
Affiliated issuers	(265)
Options written	(8,298)
Futures contracts	(79,263)
Swap contracts	5,913	(457,352)
Net realized gain (loss) and unrealized appreciation (depreciation)		(797,963)
Net increase (decrease) in net assets resulting from operations		$184,101
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

27	U.S. Government Securities Fund

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended August 31,
	2026	2025

Operations:
Net investment income	$982,064	$967,606
Net realized gain (loss)	(340,611)	(79,633)
Net unrealized appreciation (depreciation)	(457,352)	(8,298)
Net increase (decrease) in net assets resulting from operations	184,101	879,675
Distributions paid or accrued to shareholders	(1,014,946)	(993,558)
Net capital share transactions	1,351,870	1,309,354
Total increase (decrease) in net assets	521,025	1,195,471
Net assets:
Beginning of year	23,432,884	22,237,413
End of year	$23,953,909	$23,432,884
Refer to the notes to financial statements.

U.S. Government Securities Fund	28

Notes to financial statements
1. Organization

The American Funds Income Series (the “trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and has initially issued one series of shares, U.S. Government Securities Fund (the “fund”). The fund seeks to provide a high level of current income consistent with prudent investment risk and preservation of capital.
The fund has 18 share classes consisting of five retail share classes (Classes A, C, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes F-1, F-2, F-3, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its

29	U.S. Government Securities Fund

payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.

U.S. Government Securities Fund	30

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of August 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$11,875,626	$—	$11,875,626
Mortgage-backed obligations	—	7,774,418	—	7,774,418
Federal agency bonds & notes	—	192,564	—	192,564
Short-term securities	2,185,758	3,946,299	—	6,132,057
Options purchased on futures (equity style)	16,932	—	—	16,932
Total	$2,202,690	$23,788,907	$—	$25,991,597

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$13	$—	$—	$13
Unrealized appreciation on centrally cleared interest rate swaps	—	174,085	—	174,085
Liabilities:
Value of options written (equity style)	(31,426)	—	—	(31,426)
Unrealized depreciation on futures contracts	(49,782)	—	—	(49,782)
Unrealized depreciation on centrally cleared interest rate swaps	—	(59,182)	—	(59,182)
Total	$(81,195)	$114,903	$—	$33,708
*
Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

31	U.S. Government Securities Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. U.S. government securities are subject to market risk, interest rate risk and credit risk. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

U.S. Government Securities Fund	32

Investing in mortgage-related and other asset-backed securities  — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investments in future delivery contracts — The fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When the fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. The fund may choose to roll these transactions in lieu of settling them.
When the fund rolls the purchase of these types of future delivery transactions, the fund simultaneously sells the mortgage backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When the fund rolls the sale of these transactions rather than settling them, the fund simultaneously purchases the mortgage backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at at predetermined price. Such roll transactions can increase the turnover rate of the fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for the fund.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

33	U.S. Government Securities Fund

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of August 31, 2026, the total value of securities on loan was $10,017,000, and the total value of collateral received was $10,217,000, which consisted entirely of U.S. government securities. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.

U.S. Government Securities Fund	34

The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of assets and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statements of changes in net assets.
Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $11,088,954,000.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $22,637,905,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

35	U.S. Government Securities Fund

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $8,823,187,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts and interest rate swaps as of, or for the year ended, August 31, 2026 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$16,932	Investment securities	$—
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	31,426
Futures	Interest	Unrealized appreciation*	13	Unrealized depreciation*	49,782
Swap (centrally cleared)	Interest	Unrealized appreciation*	174,085	Unrealized depreciation*	59,182
			$191,030		$140,390

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(10,193)	Net unrealized appreciation (depreciation) on investments	$12,904
Options written (equity style)	Interest	Net realized gain (loss) on options written	(4,094)	Net unrealized appreciation (depreciation) on options written	(8,298)
Futures	Interest	Net realized gain (loss) on futures contracts	(318,855)	Net unrealized appreciation (depreciation) on futures contracts	(79,263)
Swap	Interest	Net realized gain (loss) on swap contracts	49,555	Net unrealized appreciation (depreciation) on swap contracts	5,913
			$(283,587)		$(68,744)
*
Includes cumulative appreciation/depreciation on futures contracts and centrally cleared interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

U.S. Government Securities Fund	36

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of option contracts, futures contracts, interest rate swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For options on futures, futures contracts and centrally cleared interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended August 31, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
During the year ended August 31, 2026, the fund reclassified $8,000 from total accumulated loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of August 31, 2026, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$7,794
Capital loss carryforward[1]	(3,349,797)
Gross unrealized appreciation on investments	259,613
Gross unrealized depreciation on investments	(929,570)
Net unrealized appreciation (depreciation) on investments	(669,957)
Cost of investments	26,695,262
1
The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

37	U.S. Government Securities Fund

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Year ended August 31,
Share class	2026	2025
Class A	$102,071	$108,606
Class C	1,680	2,021
Class T2	— [3]	— [3]
Class F-1	2,582	3,267
Class F-2	39,734	38,615
Class F-3	37,249	40,829
Class 529-A	5,938	6,153
Class 529-C	150	179
Class 529-E	214	230
Class 529-T2	1	1
Class 529-F-1[2]	— [3]	— [3]
Class 529-F-2	1,266	1,165
Class 529-F-3	1	— [3]
Class R-1	239	252
Class R-2	2,059	2,282
Class R-2E	241	266
Class R-3	3,504	3,831
Class R-4	3,767	4,072
Class R-5E	1,787	1,803
Class R-5	1,765	2,296
Class R-6	810,698	777,690
Total	$1,014,946	$993,558
2
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
3
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. From September 1, 2025 through February 28, 2026, the investment advisory services fee consisted of both an asset-based component and an income component. The asset-based component was calculated based on a series of decreasing annual rates, beginning with 0.155% on the first $15 billion of daily net assets and decreasing to 0.120% on such assets in excess of $21 billion. The income component was calculated based on a series of decreasing rates, beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026. From March 1, 2026 through August 31, 2026, the fees were based on a series of decreasing annual rates, beginning with 0.224% on the first $15 billion of daily net assets and decreasing to 0.185% on such assets in excess of $17 billion. During the year ended August 31, 2026, CRMC waived investment advisory services fees of  $4,605,000. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $53,192,000, which were equivalent to an annualized rate of 0.222% of average daily net assets, were reduced to $48,587,000, which were equivalent to an annualized rate of 0.202% of average daily net assets.

U.S. Government Securities Fund	38

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of August 31, 2026, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended August 31, 2026, the 529 plan services fees were $99,000, which were equivalent to 0.051% of the average daily net assets of each 529 share class.

39	U.S. Government Securities Fund

For the year ended August 31, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$6,790	$3,553	$786	Not applicable
Class C	518	70	16	Not applicable
Class T*	—	— †	— †	Not applicable
Class F-1	163	135	20	Not applicable
Class F-2	Not applicable	1,075	285	Not applicable
Class F-3	Not applicable	3	260	Not applicable
Class 529-A	349	192	46	$78
Class 529-C	48	6	1	2
Class 529-E	29	4	2	3
Class 529-T*	—	— †	— †	— †
Class 529-F-1*	—	— †	— †	— †
Class 529-F-2	Not applicable	21	9	16
Class 529-F-3	Not applicable	—	— †	— †
Class R-1	74	7	2	Not applicable
Class R-2	478	214	19	Not applicable
Class R-2E	41	14	2	Not applicable
Class R-3	480	141	29	Not applicable
Class R-4	238	95	29	Not applicable
Class R-5E	Not applicable	65	13	Not applicable
Class R-5	Not applicable	25	13	Not applicable
Class R-6	Not applicable	57	5,668	Not applicable

Total class-specific expenses	$9,208	$5,677	$7,200	$99
*
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
†
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other Capital Group Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $210,000 in the fund’s statement of operations reflects $153,000 in current fees (either paid in cash or deferred) and a net increase of $57,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

U.S. Government Securities Fund	40

Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended August 31, 2026, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended August 31, 2026.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2026
Class A	$371,215	30,844	$100,586	8,377	$(567,357)	(47,216)	$(95,556)	(7,995)
Class C	10,512	878	1,652	139	(18,766)	(1,573)	(6,602)	(556)
Class T2	—	—	—	—	(9)	(1)	(9)	(1)
Class F-1	5,271	440	2,529	211	(15,360)	(1,276)	(7,560)	(625)
Class F-2	398,853	33,144	37,766	3,146	(403,746)	(33,660)	32,873	2,630
Class F-3	270,892	22,606	33,827	2,818	(261,501)	(21,762)	43,218	3,662
Class 529-A	37,882	3,154	5,918	493	(48,330)	(4,028)	(4,530)	(381)
Class 529-C	2,489	209	149	12	(3,255)	(274)	(617)	(53)
Class 529-E	1,294	106	212	18	(1,810)	(151)	(304)	(27)
Class 529-T2	—	—	— [3]	— [3]	(12)	(1)	(12)	(1)
Class 529-F-1[2]	—	—	— [3]	— [3]	(10)	(1)	(10)	(1)
Class 529-F-2	9,802	814	1,257	105	(9,522)	(793)	1,537	126
Class 529-F-3	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class R-1	1,349	112	238	20	(1,957)	(164)	(370)	(32)
Class R-2	15,243	1,276	2,042	172	(22,199)	(1,855)	(4,914)	(407)
Class R-2E	2,175	180	241	20	(3,011)	(250)	(595)	(50)
Class R-3	23,726	1,979	3,476	290	(37,175)	(3,093)	(9,973)	(824)
Class R-4	37,362	3,106	3,744	312	(41,120)	(3,412)	(14)	6
Class R-5E	15,238	1,269	1,782	148	(14,590)	(1,213)	2,430	204
Class R-5	18,917	1,563	1,845	153	(45,869)	(3,792)	(25,107)	(2,076)
Class R-6	3,190,026	265,302	810,653	67,551	(2,572,694)	(214,511)	1,427,985	118,342
Total net increase (decrease)	$4,412,246	366,982	$1,007,917	83,985	$(4,068,293)	(339,026)	$1,351,870	111,941
Refer to the end of the table(s) for footnote(s).

41	U.S. Government Securities Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2025
Class A	$458,135	38,323	$106,973	8,931	$(621,626)	(52,116)	$(56,518)	(4,862)
Class C	15,517	1,304	1,982	167	(30,363)	(2,562)	(12,864)	(1,091)
Class T	—	—	—	—	—	—	—	—
Class F-1	15,839	1,322	3,196	267	(35,866)	(3,009)	(16,831)	(1,420)
Class F-2	410,066	34,316	36,472	3,045	(355,311)	(29,784)	91,227	7,577
Class F-3	322,674	26,969	38,095	3,180	(417,211)	(34,976)	(56,442)	(4,827)
Class 529-A	48,035	4,019	6,120	511	(48,681)	(4,079)	5,474	451
Class 529-C	2,575	218	178	15	(3,810)	(323)	(1,057)	(90)
Class 529-E	1,373	116	228	19	(3,050)	(255)	(1,449)	(120)
Class 529-T	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class 529-F-1	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class 529-F-2	15,136	1,264	1,156	97	(11,020)	(924)	5,272	437
Class 529-F-3	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class R-1	1,161	98	251	21	(1,485)	(124)	(73)	(5)
Class R-2	16,831	1,419	2,264	190	(22,014)	(1,855)	(2,919)	(246)
Class R-2E	3,025	253	265	22	(3,276)	(273)	14	2
Class R-3	31,779	2,654	3,804	317	(32,795)	(2,752)	2,788	219
Class R-4	31,125	2,610	4,041	337	(43,700)	(3,653)	(8,534)	(706)
Class R-5E	13,315	1,116	1,796	150	(14,286)	(1,198)	825	68
Class R-5	25,036	2,093	2,270	190	(19,857)	(1,664)	7,449	619
Class R-6	2,982,555	250,361	777,624	64,932	(2,407,187)	(201,222)	1,352,992	114,071
Total net increase (decrease)	$4,394,177	368,455	$986,715	82,391	$(4,071,538)	(340,769)	$1,309,354	110,077
1
Includes exchanges between share classes of the fund.
2
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
3
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $37,379,364,000 and $40,177,356,000, respectively, during the year ended August 31, 2026.
11. Ownership concentration

As of August 31, 2026, three shareholders held more than 10% of the fund’s outstanding shares. The three shareholders were American Funds 2030 Target Date Retirement Fund, American Funds 2035 Target Date Retirement Fund and American Funds 2040 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 11%, 12% and 11%, respectively. CRMC is the investment adviser to the three target date funds.

U.S. Government Securities Fund	42

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
8/31/2026	$12.09	$.45	$(.39 )	$.06	$(.47 )	$—	$(.47 )	$11.68	.45%	$2,487	.65%	.63%	3.76%
8/31/2025	12.16	.47	(.05 )	.42	(.49 )	—	(.49 )	12.09	3.54	2,670.68		.65	3.96
8/31/2024	11.93	.49	.23	.72	(.49 )	—	(.49 )	12.16	6.21	2,745.70		.66	4.12
8/31/2023	12.78	.32	(.84 )	(.52 )	(.33 )	—	(.33 )	11.93	(4.13)	2,879.65		.65	2.62
8/31/2022	14.21	.28	(1.40)	(1.12)	(.31 )	—	(.31 )	12.78	(7.98)	3,317.61		.61	2.08
Class C:
8/31/2026	12.01	.36	(.39 )	(.03 )	(.38 )	—	(.38 )	11.60	(.29 )	47	1.37	1.35	3.04
8/31/2025	12.08	.38	(.05 )	.33	(.40 )	—	(.40 )	12.01	2.78	55	1.41	1.38	3.23
8/31/2024	11.85	.40	.23	.63	(.40 )	—	(.40 )	12.08	5.46	69	1.42	1.39	3.39
8/31/2023	12.70	.23	(.84 )	(.61 )	(.24 )	—	(.24 )	11.85	(4.82)	98	1.38	1.38	1.85
8/31/2022	14.14	.18	(1.40)	(1.22)	(.22 )	—	(.22 )	12.70	(8.65)	129	1.35	1.35	1.30
Class F-1:
8/31/2026	12.09	.45	(.40 )	.05	(.46 )	—	(.46 )	11.68	.40	62.70		.68	3.71
8/31/2025	12.16	.47	(.06 )	.41	(.48 )	—	(.48 )	12.09	3.50	72.72		.69	3.92
8/31/2024	11.93	.48	.24	.72	(.49 )	—	(.49 )	12.16	6.19	90.72		.69	4.09
8/31/2023	12.78	.33	(.85 )	(.52 )	(.33 )	—	(.33 )	11.93	(4.14)	121.66		.66	2.65
8/31/2022	14.21	.28	(1.41)	(1.13)	(.30 )	—	(.30 )	12.78	(8.01)	132.65		.65	2.08
Class F-2:
8/31/2026	12.09	.49	(.40 )	.09	(.50 )	—	(.50 )	11.68	.73	928.37		.35	4.04
8/31/2025	12.16	.51	(.06 )	.45	(.52 )	—	(.52 )	12.09	3.75	929.39		.36	4.25
8/31/2024	11.93	.52	.23	.75	(.52 )	—	(.52 )	12.16	6.63	842.39		.36	4.42
8/31/2023	12.78	.36	(.85 )	(.49 )	(.36 )	—	(.36 )	11.93	(3.85)	745.36		.36	2.94
8/31/2022	14.21	.32	(1.41)	(1.09)	(.34 )	—	(.34 )	12.78	(7.73)	758.35		.35	2.36
Class F-3:
8/31/2026	12.09	.50	(.38 )	.12	(.52 )	—	(.52 )	11.69	.93	881.26		.24	4.15
8/31/2025	12.17	.52	(.07 )	.45	(.53 )	—	(.53 )	12.09	3.87	867.28		.25	4.36
8/31/2024	11.93	.54	.24	.78	(.54 )	—	(.54 )	12.17	6.74	931.28		.25	4.53
8/31/2023	12.79	.37	(.85 )	(.48 )	(.38 )	—	(.38 )	11.93	(3.82)	802.25		.25	3.01
8/31/2022	14.22	.36	(1.43)	(1.07)	(.36 )	—	(.36 )	12.79	(7.56)	879.24		.24	2.64
Class 529-A:
8/31/2026	12.09	.45	(.39 )	.06	(.47 )	—	(.47 )	11.68	.44	145.66		.65	3.75
8/31/2025	12.16	.47	(.05 )	.42	(.49 )	—	(.49 )	12.09	3.54	155.68		.66	3.95
8/31/2024	11.93	.49	.23	.72	(.49 )	—	(.49 )	12.16	6.20	151.71		.68	4.11
8/31/2023	12.78	.32	(.84 )	(.52 )	(.33 )	—	(.33 )	11.93	(4.14)	152.67		.67	2.61
8/31/2022	14.21	.28	(1.41)	(1.13)	(.30 )	—	(.30 )	12.78	(8.00)	177.63		.63	2.06
Class 529-C:
8/31/2026	11.98	.36	(.39 )	(.03 )	(.37 )	—	(.37 )	11.58	(.28 )	4	1.44	1.42	2.98
8/31/2025	12.06	.38	(.07 )	.31	(.39 )	—	(.39 )	11.98	2.65	5	1.46	1.43	3.18
8/31/2024	11.83	.39	.24	.63	(.40 )	—	(.40 )	12.06	5.43	6	1.45	1.42	3.36
8/31/2023	12.68	.22	(.83 )	(.61 )	(.24 )	—	(.24 )	11.83	(4.88)	8	1.44	1.44	1.81
8/31/2022	14.12	.17	(1.39)	(1.22)	(.22 )	—	(.22 )	12.68	(8.70)	10	1.40	1.40	1.22
Refer to the end of the table(s) for footnote(s).

43	U.S. Government Securities Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-E:
8/31/2026	$12.08	$.42	$(.38 )	$.04	$(.44 )	$—	$(.44 )	$11.68	.31%	$5	.88%	.86%	3.54%
8/31/2025	12.16	.45	(.07 )	.38	(.46 )	—	(.46 )	12.08	3.23	6.90		.87	3.74
8/31/2024	11.92	.46	.24	.70	(.46 )	—	(.46 )	12.16	6.08	7.91		.87	3.91
8/31/2023	12.78	.30	(.86 )	(.56 )	(.30 )	—	(.30 )	11.92	(4.43)	8.88		.88	2.41
8/31/2022	14.21	.25	(1.40)	(1.15)	(.28 )	—	(.28 )	12.78	(8.18)	9.85		.85	1.81
Class 529-F-2:
8/31/2026	12.09	.48	(.38 )	.10	(.50 )	—	(.50 )	11.69	.81	30.38		.36	4.03
8/31/2025	12.17	.51	(.07 )	.44	(.52 )	—	(.52 )	12.09	3.74	29.40		.38	4.23
8/31/2024	11.93	.52	.24	.76	(.52 )	—	(.52 )	12.17	6.59	24.42		.39	4.39
8/31/2023	12.79	.37	(.86 )	(.49 )	(.37 )	—	(.37 )	11.93	(3.90)	23.33		.33	2.97
8/31/2022	14.22	.32	(1.41)	(1.09)	(.34 )	—	(.34 )	12.79	(7.74)	24.36		.36	2.38
Class 529-F-3:
8/31/2026	12.09	.50	(.39 )	.11	(.51 )	—	(.51 )	11.69	.89	— [5]	.29	.28	4.12
8/31/2025	12.17	.52	(.07 )	.45	(.53 )	—	(.53 )	12.09	3.83	— [5]	.31	.29	4.32
8/31/2024	11.93	.53	.24	.77	(.53 )	—	(.53 )	12.17	6.69	— [5]	.33	.29	4.48
8/31/2023	12.79	.37	(.86 )	(.49 )	(.37 )	—	(.37 )	11.93	(3.88)	— [5]	.31	.31	2.99
8/31/2022	14.22	.33	(1.41)	(1.08)	(.35 )	—	(.35 )	12.79	(7.68)	— [5]	.30	.30	2.44
Class R-1:
8/31/2026	12.02	.37	(.40 )	(.03 )	(.38 )	—	(.38 )	11.61	(.26 )	7	1.34	1.32	3.08
8/31/2025	12.09	.39	(.06 )	.33	(.40 )	—	(.40 )	12.02	2.84	8	1.36	1.33	3.28
8/31/2024	11.86	.41	.23	.64	(.41 )	—	(.41 )	12.09	5.52	8	1.36	1.33	3.45
8/31/2023	12.71	.24	(.84 )	(.60 )	(.25 )	—	(.25 )	11.86	(4.77)	7	1.33	1.33	1.98
8/31/2022	14.15	.19	(1.40)	(1.21)	(.23 )	—	(.23 )	12.71	(8.62)	7	1.31	1.31	1.37
Class R-2:
8/31/2026	12.01	.37	(.39 )	(.02 )	(.38 )	—	(.38 )	11.61	(.17 )	60	1.34	1.32	3.07
8/31/2025	12.08	.39	(.06 )	.33	(.40 )	—	(.40 )	12.01	2.76	67	1.35	1.32	3.29
8/31/2024	11.85	.41	.23	.64	(.41 )	—	(.41 )	12.08	5.61	70	1.36	1.33	3.45
8/31/2023	12.71	.24	(.85 )	(.61 )	(.25 )	—	(.25 )	11.85	(4.86)	77	1.34	1.34	1.94
8/31/2022	14.15	.19	(1.40)	(1.21)	(.23 )	—	(.23 )	12.71	(8.62)	89	1.32	1.32	1.37
Class R-2E:
8/31/2026	12.08	.40	(.39 )	.01	(.42 )	—	(.42 )	11.67	.04	6	1.06	1.04	3.36
8/31/2025	12.15	.43	(.06 )	.37	(.44 )	—	(.44 )	12.08	3.13	7	1.08	1.05	3.57
8/31/2024	11.92	.44	.23	.67	(.44 )	—	(.44 )	12.15	5.80	7	1.09	1.06	3.73
8/31/2023	12.77	.27	(.84 )	(.57 )	(.28 )	—	(.28 )	11.92	(4.51)	8	1.06	1.06	2.23
8/31/2022	14.21	.22	(1.41)	(1.19)	(.25 )	—	(.25 )	12.77	(8.40)	9	1.05	1.05	1.60
Class R-3:
8/31/2026	12.08	.42	(.38 )	.04	(.44 )	—	(.44 )	11.68	.28	90.91		.89	3.51
8/31/2025	12.16	.44	(.06 )	.38	(.46 )	—	(.46 )	12.08	3.21	103.92		.89	3.72
8/31/2024	11.92	.46	.24	.70	(.46 )	—	(.46 )	12.16	6.06	101.93		.90	3.89
8/31/2023	12.78	.29	(.85 )	(.56 )	(.30 )	—	(.30 )	11.92	(4.45)	104.91		.90	2.38
8/31/2022	14.21	.25	(1.41)	(1.16)	(.27 )	—	(.27 )	12.78	(8.21)	114.89		.89	1.80
Refer to the end of the table(s) for footnote(s).

U.S. Government Securities Fund	44

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-4:
8/31/2026	$12.09	$.46	$(.39 )	$.07	$(.47 )	$—	$(.47 )	$11.69	.58%	$95	.61%	.59%	3.81%
8/31/2025	12.17	.48	(.07 )	.41	(.49 )	—	(.49 )	12.09	3.51	98.63		.60	4.02
8/31/2024	11.93	.50	.24	.74	(.50 )	—	(.50 )	12.17	6.37	107.63		.60	4.19
8/31/2023	12.79	.33	(.86 )	(.53 )	(.33 )	—	(.33 )	11.93	(4.15)	106.60		.60	2.72
8/31/2022	14.22	.29	(1.41)	(1.12)	(.31 )	—	(.31 )	12.79	(7.95)	105.59		.59	2.11
Class R-5E:
8/31/2026	12.09	.48	(.39 )	.09	(.50 )	—	(.50 )	11.68	.69	44.41		.39	4.01
8/31/2025	12.16	.50	(.05 )	.45	(.52 )	—	(.52 )	12.09	3.80	43.43		.40	4.21
8/31/2024	11.93	.52	.23	.75	(.52 )	—	(.52 )	12.16	6.49	42.43		.40	4.38
8/31/2023	12.78	.36	(.85 )	(.49 )	(.36 )	—	(.36 )	11.93	(3.89)	40.41		.40	2.94
8/31/2022	14.21	.32	(1.41)	(1.09)	(.34 )	—	(.34 )	12.78	(7.77)	39.39		.39	2.35
Class R-5:
8/31/2026	12.09	.50	(.39 )	.11	(.51 )	—	(.51 )	11.69	.87	30.32		.30	4.10
8/31/2025	12.17	.52	(.07 )	.45	(.53 )	—	(.53 )	12.09	3.81	56.33		.30	4.31
8/31/2024	11.93	.53	.24	.77	(.53 )	—	(.53 )	12.17	6.68	49.34		.30	4.48
8/31/2023	12.79	.38	(.87 )	(.49 )	(.37 )	—	(.37 )	11.93	(3.87)	50.31		.31	3.06
8/31/2022	14.22	.32	(1.40)	(1.08)	(.35 )	—	(.35 )	12.79	(7.68)	46.29		.29	2.32
Class R-6:
8/31/2026	12.09	.50	(.39 )	.11	(.52 )	—	(.52 )	11.68	.84	19,033.26		.24	4.15
8/31/2025	12.16	.52	(.06 )	.46	(.53 )	—	(.53 )	12.09	3.96	18,263.28		.25	4.36
8/31/2024	11.93	.54	.23	.77	(.54 )	—	(.54 )	12.16	6.65	16,988.28		.25	4.53
8/31/2023	12.78	.38	(.85 )	(.47 )	(.38 )	—	(.38 )	11.93	(3.75)	13,879.26		.25	3.09
8/31/2022	14.21	.33	(1.40)	(1.07)	(.36 )	—	(.36 )	12.78	(7.64)	13,117.24		.24	2.46

Portfolio turnover rate for all share classes[6,7]	Year ended August 31,
	2026[8]	2025	2024	2023	2022
Excluding mortgage dollar roll transactions	49%	50%	50%	95%	73%
Including mortgage dollar roll transactions	209%	309%	570%	795%	488%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Amount less than $1 million.
[6]	Refer to Note 5 for more information on mortgage dollar rolls.
[7]	Rates do not include the portfolio activity with respect to any Central Funds.
[8]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

45	U.S. Government Securities Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The American Funds Income Series and Shareholders of U.S. Government Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of U.S. Government Securities Fund  (the "Fund") as of August 31, 2026, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the year then ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
The financial statements of the Fund as of and for the year ended August 31, 2025 and the financial highlights for each of the periods ended on or prior to August 31, 2025 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated October 10, 2025 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
October 14, 2026
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

U.S. Government Securities Fund	46

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amount for the fund’s fiscal year ended August 31, 2026:
Section 163(j) interest dividends	100%
U.S. government income that may be exempt from state taxation	$637,279,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2027, to determine the calendar year amounts to be included on their 2026 tax returns. Shareholders should consult their tax advisors.

47	U.S. Government Securities Fund

Changes in and disagreements with accountants

On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.
D&T’s reports on the fund’s financial statements as of and for the fiscal years ended August 31, 2024 and August 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund’s financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter was filed as an exhibit to the fund’s Form N-CSR for the period ended August 31, 2025.
During the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

U.S. Government Securities Fund	48

Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
1,943,489,240
Total shares voting on November 25, 2025:
1,820,957,848 (93.7% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	1,764,161,911	96.9%	56,795,937	3.1%
Pramod Atluri	1,810,141,452	99.4%	10,816,396	0.6%
Francisco G. Cigarroa	1,810,498,457	99.4%	10,459,391	0.6%
Nariman Farvardin	1,809,652,941	99.4%	11,304,907	0.6%
Jennifer C. Feikin	1,811,176,187	99.5%	9,781,661	0.5%
Leslie Stone Heisz	1,810,949,413	99.5%	10,008,435	0.5%
Merit E. Janow	1,810,425,122	99.4%	10,532,726	0.6%
Martin E. Koehler	1,810,726,410	99.4%	10,231,438	0.6%
Benjamin R. Miller	1,810,612,325	99.4%	10,345,523	0.6%
Josette Sheeran	1,810,820,470	99.4%	10,137,378	0.6%
Margaret Spellings	1,811,314,398	99.5%	9,643,450	0.5%
Alexandra Trower	1,811,503,638	99.5%	9,454,210	0.5%
Paul S. Williams	1,810,032,111	99.4%	10,925,737	0.6%
Courtney K. Wolf	1,811,187,888	99.5%	9,769,960	0.5%
The proposal: To approve the proposed amendment of the Investment Advisory and Service Agreement to modify the fee schedule
Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld	Votes abstaining	Percent of shares votes abstaining
1,582,414,534	86.9%	7,606,630	0.4%	5,036,554	0.3%
(broker non-votes = 225,900,130)
Remuneration paid to directors, officers and others

Refer to the Trustees’ deferred compensation disclosure in the Notes to financial statements.

49	U.S. Government Securities Fund

Approval of Investment Advisory and Service Agreement

At a meeting held in March 2026, the fund’s board approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an interim period through July 31, 2026. At a meeting held in June 2026, the fund’s board approved the continuation of the agreement with CRMC for an additional one-year term through July 31, 2027. The approval for an interim period aligns the renewal cycle for the fund’s agreement with the renewal cycle of other fixed income funds and exchange-traded funds managed by CRMC. The interim and one-year approvals are discussed below on a combined basis. In each case, the fund’s board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Morningstar index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through December 31, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Morningstar category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

U.S. Government Securities Fund	50

Approval of Investment Advisory and Service Agreement (continued)

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

51	U.S. Government Securities Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.

D&T’s reports on the fund’s financial statements as of and for the fiscal years ended August 31, 2024 and August 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund’s financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter was filed as an exhibit to the fund’s Form N-CSR for the period ended August 31, 2025.

During the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the Trustees' deferred compensation disclosure in the Notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The American Funds Income Series

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: October 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: October 30, 2026

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: October 30, 2026